Eaton Vance
Global Macro Absolute Return Advantage Fund
January 31, 2025 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2025, the value of the Fund’s investment in the Portfolio was $2,208,705,512 and the Fund owned 61.8% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: Interest Only:(1) Series 2770, Class SH, 2.579%, (6.986% - 30-day SOFR Average), 3/15/34(2)	$477	$ 39,961
Federal National Mortgage Association: Interest Only:(1) Series 2010-109, Class PS, 2.135%, (6.486% - 30-day SOFR Average), 10/25/40(2)	1,069	72,107
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(3)(4)	42,146	39,752,584
Total Collateralized Mortgage Obligations (identified cost $41,590,391)		$ 39,864,652

Common Stocks — 8.3%
Security	Shares	Value
Argentina — 0.4%
Banco BBVA Argentina SA ADR(5)	140,000	$ 3,059,000
Banco Hipotecario SA, Class D	800,000	354,604
Banco Macro SA ADR(5)	30,267	3,010,053
Banco Patagonia SA, Class B	3,000	6,637
Grupo Financiero Galicia SA ADR(5)	57,000	3,846,360
Grupo Supervielle SA ADR(5)	157,000	2,582,650
		$ 12,859,304
Belgium — 0.0%(6)
Cenergy Holdings SA	128,679	$ 1,267,606
		$ 1,267,606
Brazil — 0.3%
Vale SA ADR	1,175,401	$ 10,919,475
		$ 10,919,475
Bulgaria — 0.3%
Eurohold Bulgaria AD(5)	10,954,272	$ 11,102,238
		$ 11,102,238
Cyprus — 0.9%
Bank of Cyprus Holdings PLC	600,000	$ 3,134,322
Bank of Cyprus Holdings PLC	5,391,218	28,342,983
		$ 31,477,305
Security	Shares	Value
Georgia — 0.7%
Bank of Georgia Group PLC	98,542	$ 5,784,571
Georgia Capital PLC(5)	797,927	11,918,020
TBC Bank Group PLC	147,330	6,097,908
		$ 23,800,499
Greece — 1.3%
Alpha Services and Holdings SA	2,495,924	$ 4,591,888
Athens International Airport SA	34,158	303,643
Eurobank Ergasias Services and Holdings SA, Class A	2,937,027	7,350,575
Hellenic Telecommunications Organization SA	202,731	3,065,546
Ideal Holdings SA	28,307	176,532
JUMBO SA	119,387	3,225,268
Metlen Energy & Metals SA	119,436	4,293,321
Motor Oil (Hellas) Corinth Refineries SA	68,338	1,509,903
National Bank of Greece SA	871,102	7,548,603
OPAP SA	204,892	3,514,776
Optima bank SA	132,272	1,836,947
Piraeus Financial Holdings SA	1,189,132	5,380,172
Public Power Corp. SA	214,226	2,922,169
		$ 45,719,343
Iceland — 0.8%
Arion Banki Hf.(3)	5,187,841	$ 6,413,209
Eik fasteignafelag Hf.	11,971,940	1,138,404
Eimskipafelag Islands Hf.	809,063	2,551,028
Festi Hf.	895,742	1,876,562
Hagar Hf.	3,380,313	2,483,452
Hampidjan Hf.(5)	1,332,529	1,040,647
Heimar Hf.(5)	5,275,770	1,415,333
Icelandair Group Hf.(5)	138,342,419	1,361,141
Islandsbanki Hf.	3,601,476	3,129,021
Kvika banki Hf.(5)	24,176,345	3,594,003
Olgerdin Egill Skallagrims Hf.(5)	6,622,775	869,351
Reitir fasteignafelag Hf.	3,221,540	2,571,596
Siminn Hf.	9,361,518	916,769
Vatryggingafelag Islands Hf.	6,163,771	887,643
		$ 30,248,159
Luxembourg — 0.2%
Alvotech SA(5)	334,699	$ 4,249,506
Zabka Group SA(5)	263,954	1,512,272
		$ 5,761,778
Philippines — 0.5%
Ayala Corp.	146,320	$ 1,362,077
Ayala Land, Inc.	4,695,300	1,786,525

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
Bank of the Philippine Islands	1,202,030	$ 2,394,518
BDO Unibank, Inc.	1,296,630	3,052,449
International Container Terminal Services, Inc.	490,870	2,930,972
SM Investments Corp.	286,090	3,811,609
SM Prime Holdings, Inc.	8,037,700	3,178,671
		$ 18,516,821
Poland — 1.6%
Alior Bank SA	63,041	$ 1,455,107
Allegro.eu SA(3)(5)	437,239	3,208,779
Asseco Poland SA	27,679	803,270
Bank Millennium SA(5)	307,368	783,731
Bank Polska Kasa Opieki SA	127,565	5,004,111
Budimex SA	9,011	1,055,128
CCC SA(5)	21,255	893,360
CD Projekt SA	49,617	2,565,944
Cyfrowy Polsat SA(5)	171,269	649,091
Dino Polska SA(3)(5)	34,764	3,845,741
Enea SA(5)	138,193	474,739
Eurocash SA	43,641	92,231
Grupa Azoty SA(5)	25,239	136,691
Grupa Kety SA	5,721	1,071,778
Jastrzebska Spolka Weglowa SA(5)	37,317	212,105
KGHM Polska Miedz SA	97,449	2,987,988
KRUK SA	11,513	1,210,546
LPP SA	887	3,578,882
mBank SA(5)	9,670	1,493,050
Orange Polska SA	438,526	859,176
ORLEN SA	418,844	5,522,797
PGE Polska Grupa Energetyczna SA(5)	622,168	998,487
Powszechna Kasa Oszczednosci Bank Polski SA	580,453	9,523,329
Powszechny Zaklad Ubezpieczen SA	415,117	5,090,005
Santander Bank Polska SA	27,125	3,367,170
Tauron Polska Energia SA(5)	533,584	556,789
Text SA	9,732	138,882
Warsaw Stock Exchange	13,908	141,835
XTB SA(3)	29,603	476,380
		$ 58,197,122
Slovenia — 0.3%
Nova Ljubljanska Banka DD GDR(7)	366,000	$ 10,297,743
		$ 10,297,743
Spain — 0.0%(6)
AmRest Holdings SE	38,839	$ 163,017
		$ 163,017
Security	Shares	Value
United Kingdom — 0.0%(6)
Pepco Group NV(5)(7)	128,748	$ 543,559
		$ 543,559
United States — 0.0%(6)
Titan Cement International SA	44,160	$ 2,089,279
		$ 2,089,279
Vietnam — 1.0%
Bank for Foreign Trade of Vietnam JSC(5)	488,725	$ 1,803,884
Coteccons Construction JSC	115,000	334,248
Duc Giang Chemicals JSC	274,400	1,214,521
FPT Corp.	1,190,376	7,251,616
FPT Digital Retail JSC(5)	225,000	1,839,413
Gemadept Corp.	690,900	1,751,180
Hoa Phat Group JSC(5)	2,253,463	2,375,990
Khang Dien House Trading & Investment JSC(5)	380,200	525,533
KIDO Group Corp.	53,077	123,958
Masan Group Corp.(5)	586,840	1,586,426
Military Commercial Joint Stock Bank	1,653,700	1,516,710
Mobile World Investment Corp.	818,500	1,949,504
Nam Long Investment Corp.	618,100	896,264
Phat Dat Real Estate Development Corp.(5)	419,700	318,082
Phu Nhuan Jewelry JSC	436,066	1,691,989
Refrigeration Electrical Engineering Corp.	813,787	2,096,202
SSI Securities Corp.	926,593	931,562
Vietnam Dairy Products JSC	448,196	1,110,463
Vietnam Joint Stock Commercial Bank for Industry & Trade(5)	468,000	707,310
Vietnam Prosperity JSC Bank	900,000	678,103
Vietnam Technological & Commercial Joint Stock Bank	3,295,200	3,246,649
Vingroup JSC(5)	513,852	825,928
		$ 34,775,535
Total Common Stocks (identified cost $238,993,580)		$ 297,738,783

Convertible Bonds — 0.0%(6)
Security	Principal Amount (000's omitted)		Value
China — 0.0%(6)
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(7)	USD	904	$ 75,749
Total Convertible Bonds (identified cost $808,971)			$ 75,749

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 5.4%
Security	Principal Amount (000's omitted)		Value
China — 0.0%(6)
KWG Group Holdings Ltd., 7.875%, 8/30/24(8)	USD	2,385	$ 179,173
Shimao Group Holdings Ltd., 5.60%, 7/15/26(7)(8)	USD	7,800	525,330
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(7)(9)	USD	769	69,169
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(7)(9)	USD	770	69,337
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(7)(9)	USD	1,545	139,010
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(7)(9)	USD	2,322	217,032
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(7)(9)	USD	2,328	209,526
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(7)(9)	USD	1,096	99,839
Times China Holdings Ltd.:
5.55%, 6/4/24(7)(8)	USD	6,284	243,505
6.75%, 7/16/23(7)(8)	USD	4,471	145,307
			$ 1,897,228
Georgia — 0.9%
Bank of Georgia JSC:
9.50% to 7/16/29(3)(10)(11)	USD	280	$ 274,332
9.50% to 7/16/29(7)(10)(11)	USD	23,502	23,014,112
TBC Bank JSC, 10.25% to 7/30/29(7)(10)(11)	USD	7,229	7,207,263
			$ 30,495,707
Hungary — 0.4%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(7)(11)	EUR	12,633	$ 13,090,275
8.625% to 10/19/26, 10/19/27(7)(11)	EUR	427	471,035
			$ 13,561,310
Iceland — 0.0%
Wow Air Hf.:
0.00%(8)(10)(12)	EUR	121	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(8)(10)(12)	EUR	5,500	0
			$ 0
Kazakhstan — 1.0%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	10,204,000	$ 18,923,383
Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
ForteBank JSC, 7.75%, 2/4/30(3)(13)	USD	17,440	$ 17,354,565
			$ 36,277,948
Mexico — 0.0%(6)
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(8)	USD	5,542	$ 69,279
10.00%, 12/19/22(7)(8)	USD	2,697	33,711
			$ 102,990
Paraguay — 0.3%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	86,780,460	$ 12,052,938
			$ 12,052,938
Saint Lucia — 0.0%(6)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	71	$ 70,542
			$ 70,542
Supranational — 0.4%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(7)	USD	8,700	$ 8,579,166
17.35%, 3/1/27(7)	USD	3,200	3,100,336
International Finance Corp., 16.00%, 2/21/25	UZS	25,000,000	1,932,556
			$ 13,612,058
Tunisia — 0.1%
Tunisian Republic, 3.28%, 8/9/27	JPY	800,000	$ 4,542,335
			$ 4,542,335
Uzbekistan — 1.3%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(7)	UZS	228,330,000	$ 17,883,318
Jscb Agrobank, 9.25%, 10/2/29(7)	USD	27,531	28,342,677
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27(7)	UZS	10,000,000	796,377
			$ 47,022,372
Venezuela — 1.0%
Petroleos de Venezuela SA:
5.375%, 4/12/27(7)(8)	USD	46,256	$ 5,738,078
5.50%, 4/12/37(7)(8)	USD	16,311	2,014,446
6.00%, 10/28/22(7)(8)	USD	12,417	1,272,727
6.00%, 5/16/24(7)(8)	USD	46,327	5,675,027
6.00%, 11/15/26(7)(8)	USD	24,668	3,021,881

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
8.50%, 10/27/20(3)(8)	USD	252	$ 232,009
8.50%, 10/27/20(7)(8)	USD	9,217	8,502,683
9.00%, 11/17/21(7)(8)	USD	21,053	2,684,283
9.75%, 5/17/35(7)(8)	USD	23,898	3,166,514
12.75%, 2/17/22(7)(8)	USD	13,058	1,794,468
			$ 34,102,116
Total Foreign Corporate Bonds (identified cost $228,468,492)			$ 193,737,544

Insurance Linked Securities — 1.8%
Security	Shares	Value
Reinsurance Side Cars — 0.8%
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(3)(12)(14)(15)	777,008	$ 368,302
Series 2022A, 0.00%, 3/20/26(3)(12)(14)(15)	21,948	16,601
Series 2022B, 0.00%, 3/20/26(3)(12)(14)(15)	18,431	22,903
Series 2024A, 0.00%, 3/17/28(3)(12)(14)(15)	260,000	2,659,098
Series 2025A, 0.00%, 3/19/30(3)(12)(14)(15)	18,000,000	18,000,000
Mt. Logan Re Ltd., Series A-1(12)(15)(16)	8,600	8,764,919
		$ 29,831,823
Segregated Account/Funds — 1.0%
1863 Fund Ltd. - Core Nat Cat Fund(5)(12)(15)	12,000	$ 13,196,400
1863 Fund Ltd. - Core Nat Cat Fund 25(5)(12)(15)	5,000	5,000,000
PartnerRe ILS Fund SAC Ltd.(5)(12)(15)(16)	13,000	15,278,900
		$ 33,475,300
Total Insurance Linked Securities (identified cost $57,097,530)		$ 63,307,123

Loan Participation Notes — 1.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.1%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(7)(12)(17)	UZS	158,089,765	$ 12,259,238
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(7)(12)(17)	UZS	331,541,810	25,735,083
Total Loan Participation Notes (identified cost $41,414,063)			$ 37,994,321

Rights — 0.0%(6)
Security	Shares	Value
Argentina — 0.0%(6)
Grupo Financiero Banorte SAB de CV, Exp. 2/6/25(5)	636	$ 8,656
Total Rights (identified cost $0)		$ 8,656

Senior Floating-Rate Loans — 0.8%(18)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.3%
Provincia De Neuquen:
Term Loan, 11.73%, (SOFR + 7.30%), 11/1/27	$3,475	$ 3,509,407
Term Loan, 11.73%, (SOFR + 7.30%), 11/1/27	4,086	4,126,813
Term Loan, 11.73%, (SOFR + 7.30%), 11/28/27	3,745	3,782,534
		$ 11,418,754
Tanzania — 0.5%
Tanzania, Term Loan, 10.158%, (SOFR + 5.45%), 2/27/31	$16,200	$ 16,078,500
		$ 16,078,500
Total Senior Floating-Rate Loans (identified cost $27,694,360)		$ 27,497,254

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 55.4%
Security	Principal Amount (000's omitted)		Value
Albania — 1.6%
Albanian Government Bonds:
3.90%, 1/22/30	ALL	269,500	$ 2,851,457
4.30%, 7/10/27	ALL	805,900	8,609,420
4.70%, 2/23/27	ALL	197,200	2,112,420
4.95%, 7/22/29	ALL	2,250,800	24,899,385
5.25%, 1/26/29	ALL	1,230,400	13,674,879
5.25%, 1/23/35	ALL	345,600	3,625,758
6.13%, 7/25/34	ALL	83,800	941,640
			$ 56,714,959
Angola — 1.9%
Angola Government International Bonds:
8.75%, 4/14/32(7)	USD	31,566	$ 28,101,371
9.125%, 11/26/49(7)	USD	14,886	12,048,356
9.375%, 5/8/48(7)	USD	32,137	26,629,843
			$ 66,779,570
Argentina — 0.6%
Argentina Bonar Bonds, 0.75% to 7/9/27, 7/9/30(19)	USD	33,987	$ 22,288,918
			$ 22,288,918
Armenia — 1.6%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	592,250	$ 1,491,067
9.25%, 4/29/28	AMD	4,274,790	10,673,963
9.60%, 10/29/33	AMD	14,323,700	35,439,022
9.75%, 10/29/50	AMD	1,586,875	3,890,506
9.75%, 10/29/52	AMD	1,720,950	4,205,415
12.50%, 10/29/37	AMD	640,100	1,898,879
			$ 57,598,852
Bahamas — 0.4%
Bahamas Government International Bonds:
6.95%, 11/20/29(7)	USD	2,359	$ 2,268,948
8.95%, 10/15/32(7)	USD	10,767	11,172,798
			$ 13,441,746
Barbados — 0.3%
Barbados Government International Bonds, 6.50%, 10/1/29(7)	USD	10,199	$ 9,959,226
			$ 9,959,226
Security	Principal Amount (000's omitted)		Value
Benin — 2.3%
Benin Government International Bonds:
4.875%, 1/19/32(7)(20)	EUR	9,507	$ 9,093,192
4.95%, 1/22/35(7)(20)	EUR	28,899	26,018,185
6.875%, 1/19/52(7)(20)	EUR	38,976	35,023,685
7.96%, 2/13/38(7)	USD	4,920	4,669,990
8.375%, 1/23/41(7)	USD	9,531	9,221,243
			$ 84,026,295
Cameroon — 3.4%
Republic of Cameroon International Bonds:
5.95%, 7/7/32(7)(20)	EUR	55,526	$ 47,204,254
9.50%, 7/31/31(7)(20)	USD	78,083	74,768,279
			$ 121,972,533
Dominican Republic — 3.5%
Dominican Republic Bonds:
8.00%, 1/15/27(7)	DOP	128,350	$ 1,998,756
8.00%, 2/12/27(7)	DOP	621,240	9,661,131
10.75%, 6/1/36(3)	DOP	1,921,150	32,744,755
11.25%, 9/15/35(3)	DOP	289,800	5,077,798
11.25%, 9/15/35(7)	DOP	116,200	2,036,025
12.00%, 8/8/25(3)	DOP	535,040	8,742,725
12.75%, 9/23/29(3)	DOP	1,010,500	18,209,634
13.00%, 6/10/34(7)	DOP	402,900	7,711,714
13.625%, 2/3/33(7)	DOP	45,000	873,663
13.625%, 2/3/33(3)	DOP	827,650	16,068,607
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(7)	DOP	46,050	717,137
12.00%, 10/3/25(3)	DOP	379,500	6,215,464
13.00%, 12/5/25(3)	DOP	497,230	8,167,641
13.00%, 1/30/26(3)	DOP	342,670	5,666,800
			$ 123,891,850
Ecuador — 1.2%
Ecuador Government International Bonds:
0.00%, 7/31/30(7)(20)	USD	17,654	$ 11,257,519
5.00%, 7/31/40(7)	USD	618	316,654
5.00%, 7/31/40(7)	USD	961	492,262
6.90%, 7/31/30(7)	USD	38,623	29,902,373
			$ 41,968,808
Egypt — 8.9%
Egypt Government Bonds:
24.458%, 10/1/27	EGP	11,841,813	$ 243,884,803

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Government Bonds: (continued)
25.318%, 8/13/27	EGP	1,883,489	$ 39,218,592
Egypt Government International Bonds:
8.625%, 2/4/30(7)(13)	USD	20,246	20,171,140
9.45%, 2/4/33(7)(13)	USD	15,512	15,340,693
			$ 318,615,228
Ethiopia — 1.7%
Ethiopia International Bonds, 6.625%, 12/11/24(7)(8)	USD	75,098	$ 59,890,655
			$ 59,890,655
Ghana — 0.2%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	14,277	$ 649,803
13.00%, 8/28/28	GHS	14,277	582,801
Republic of Ghana Government Bonds:
8.80%, (5.00% cash and 3.80% PIK), 2/12/30	GHS	38,743	1,355,330
8.95%, (5.00% cash and 3.95% PIK), 2/11/31	GHS	24,330	787,230
9.10%, (5.00% cash and 4.10% PIK), 2/10/32	GHS	47,518	1,450,145
9.25%, (5.00% cash and 4.25% PIK), 2/8/33	GHS	14,277	409,087
9.55%, (5.00% cash and 4.55% PIK), 2/6/35	GHS	7,919	214,756
9.70%, (5.00% cash and 4.70% PIK), 2/5/36	GHS	22,197	593,672
			$ 6,042,824
Greece — 0.1%
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	744,029	$ 2,354,159
			$ 2,354,159
Iceland — 1.5%
Republic of Iceland:
4.50%, 2/17/42	ISK	5,322,180	$ 30,524,293
6.50%, 1/24/31	ISK	1,273,622	8,883,289
7.00%, 9/17/35	ISK	2,076,207	15,086,470
			$ 54,494,052
Kazakhstan — 0.3%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	1,586,746	$ 2,488,332
5.50%, 9/20/28	KZT	84,294	133,459
10.55%, 7/28/29	KZT	4,438,057	7,933,275
14.00%, 5/12/31	KZT	185,446	386,608
Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
14.00%, 5/19/32	KZT	126,440	$ 264,098
			$ 11,205,772
Lebanon — 0.5%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(8)	USD	3,416	$ 553,178
6.00%, 1/27/49(7)(8)	USD	1,366	222,146
6.10%, 10/4/22(7)(8)	USD	40,326	6,535,937
6.15%, 6/19/20(7)(8)	USD	21,731	3,513,903
6.20%, 2/26/25(7)(8)	USD	855	138,094
6.25%, 6/12/25(7)(8)	USD	3,416	552,030
6.375%, 3/9/20(7)(8)	USD	3,416	553,392
6.40%, 5/26/49(7)(8)	USD	6,832	1,110,200
6.65%, 2/26/30(7)(8)	USD	924	149,227
6.75%, 11/29/27(7)(8)	USD	969	156,857
6.85%, 3/23/27(7)(8)	USD	956	153,558
7.00%, 3/23/32(7)(8)	USD	2,479	401,443
7.25%, 3/23/37(7)(8)	USD	3,194	513,696
8.25%, 4/12/21(7)(8)	USD	20,505	3,306,354
			$ 17,860,015
Montenegro — 0.5%
Montenegro Government International Bonds:
2.875%, 12/16/27(7)	EUR	4,040	$ 4,035,828
7.25%, 3/12/31(7)	USD	14,446	14,872,030
			$ 18,907,858
New Zealand — 2.7%
New Zealand Government Bonds:
2.75%, 4/15/37(7)(20)	NZD	56,500	$ 25,958,298
4.25%, 5/15/34(20)	NZD	95,188	52,662,426
5.00%, 5/15/54(20)	NZD	30,960	17,118,915
			$ 95,739,639
Nigeria — 0.9%
Nigeria Government International Bonds:
9.625%, 6/9/31(7)(20)	USD	16,513	$ 16,665,745
10.375%, 12/9/34(7)(20)	USD	16,610	17,222,079
			$ 33,887,824
Paraguay — 1.0%
Paraguay Government Bonds:
7.90%, 2/9/31(3)	PYG	166,977,000	$ 21,492,786

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Paraguay (continued)
Paraguay Government Bonds: (continued)
7.90%, 2/9/31(7)	PYG	97,630,000	$ 12,566,645
			$ 34,059,431
Peru — 1.0%
Peru Government Bonds:
6.90%, 8/12/37	PEN	59,404	$ 15,895,708
7.60%, 8/12/39(3)(7)	PEN	68,411	19,215,175
			$ 35,110,883
Poland — 3.1%
Republic of Poland Government Bonds, 2.00%, 8/25/36(21)	PLN	517,248	$ 111,615,659
			$ 111,615,659
Serbia — 3.7%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	4,306,760	$ 37,506,490
7.00%, 10/26/31	RSD	9,588,280	96,201,348
			$ 133,707,838
Sri Lanka — 3.4%
Sri Lanka Government Bonds:
9.00%, 10/1/32	LKR	738,000	$ 2,186,308
9.00%, 11/1/33	LKR	6,345,000	18,503,672
11.00%, 10/15/28	LKR	3,141,000	10,754,886
11.00%, 9/15/29	LKR	722,000	2,446,593
11.00%, 10/15/30	LKR	365,000	1,220,405
11.50%, 12/15/28	LKR	722,000	2,507,143
11.75%, 6/15/29	LKR	252,000	877,795
Sri Lanka Government International Bonds:
1.00% to 12/15/25, 6/15/38(3)(19)	USD	14,048	9,131,440
3.10% to 7/15/27, 1/15/30(3)(19)	USD	13,561	11,882,767
3.35% to 9/15/27, 3/15/33(3)(19)	USD	19,930	15,894,573
3.60% to 12/15/27, 6/15/35(3)(19)	USD	13,458	9,588,591
3.60% to 11/15/27, 5/15/36(3)(19)	USD	9,340	7,621,481
3.60% to 8/15/27, 2/15/38(3)(19)	USD	18,688	15,464,092
4.00%, 4/15/28(3)	USD	15,126	14,218,206
			$ 122,297,952
Suriname — 2.5%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(3)(20)	USD	27,271	$ 28,075,494
0.00%, Oil-Linked, 12/31/50(7)(20)	USD	11,259	11,591,141
Security	Principal Amount (000's omitted)		Value
Suriname (continued)
Suriname Government International Bonds: (continued)
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(3)(20)	USD	46,299	$ 44,331,198
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(7)(20)	USD	4,059	3,886,794
			$ 87,884,627
Tajikistan — 0.0%(6)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(7)	USD	841	$ 829,344
			$ 829,344
Tunisia — 0.5%
Tunisian Republic:
3.50%, 2/3/33	JPY	800,000	$ 3,609,403
4.20%, 3/17/31	JPY	60,000	309,730
4.30%, 8/2/30	JPY	60,000	312,969
6.375%, 7/15/26(7)	EUR	12,874	13,021,605
			$ 17,253,707
Turkey — 1.8%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	289,294	$ 8,326,239
27.70%, 9/27/34	TRY	324,063	9,872,159
48.265% (TLREF), 6/16/27(4)	TRY	826,498	23,829,815
48.832% (TLREF), 9/6/28(4)	TRY	256,883	7,320,523
50.215% (TLREF), 5/17/28(4)	TRY	474,274	13,575,169
			$ 62,923,905
Ukraine — 2.0%
Ukraine Government International Bonds, 0.00%, GDP-Linked, 8/1/41(7)(22)	USD	84,368	$ 70,987,235
			$ 70,987,235
Uzbekistan — 1.4%
National Bank of Uzbekistan, 19.875%, 7/5/27(7)	UZS	229,510,000	$ 17,898,602
Republic of Uzbekistan Bonds:
16.25%, 10/12/26(7)	UZS	367,300,000	29,345,209
16.625%, 5/29/27(7)	UZS	60,000,000	4,605,671
			$ 51,849,482
Venezuela — 0.9%
Venezuela Government International Bonds:
6.00%, 12/9/20(7)(8)	USD	16,584	$ 2,357,340

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
7.00%, 12/1/18(7)(8)	USD	5,278	$ 738,640
7.00%, 3/31/38(7)(8)	USD	7,051	1,105,616
7.65%, 4/21/25(7)(8)	USD	17,292	2,771,942
7.75%, 10/13/19(7)(8)	USD	18,056	2,655,948
8.25%, 10/13/24(7)(8)	USD	32,387	5,465,306
9.00%, 5/7/23(7)(8)	USD	11,632	1,935,559
9.25%, 9/15/27(8)	USD	25,603	4,967,238
9.25%, 5/7/28(7)(8)	USD	22,439	3,880,536
9.375%, 1/13/34(8)	USD	3,518	682,834
11.75%, 10/21/26(7)(8)	USD	6,750	1,341,357
11.95%, 8/5/31(7)(8)	USD	9,193	1,691,996
12.75%, 8/23/22(7)(8)	USD	16,259	3,050,424
			$ 32,644,736
Total Sovereign Government Bonds (identified cost $1,955,009,350)			$1,978,805,582

Sovereign Loans — 2.9%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.8%
Commonwealth of the Bahamas, 9.447%, (3 mo. EURIBOR + 6.85%), 11/24/28	EUR	26,830	$ 28,621,138
			$ 28,621,138
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 8.312%, (6 mo. EURIBOR + 5.75%), 1/6/28(23)	EUR	3,393	$ 3,591,030
			$ 3,591,030
Kenya — 0.0%(6)
Government of Kenya, Term Loan, 11.163%, (6 mo. SOFR + 6.45%), 6/29/25(23)	USD	1,316	$ 1,331,536
			$ 1,331,536
Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania — 2.0%
Government of the United Republic of Tanzania, Term Loan, 11.176%, (6 mo. SOFR + 6.30%), 4/28/31(23)	USD	71,026	$ 71,063,100
			$ 71,063,100
Total Sovereign Loans (identified cost $105,582,425)			$ 104,606,804

U.S. Government Guaranteed Small Business Administration Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(24)(25) Series 2018-3, Class A, 3.857%, 5/24/44(3)	$84,124	$ 4,874,324
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $20,298,399)		$ 4,874,324

Short-Term Investments — 29.6%
Affiliated Fund — 6.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(26)	225,089,948	$ 225,089,948
Total Affiliated Fund (identified cost $225,089,948)		$ 225,089,948

Repurchase Agreements — 13.8%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 1/9/25 with an interest rate of 1.25%, collateralized by USD 6,184,000 Nigeria Government International Bonds, 9.248%, due 1/21/49 and a market value, including accrued interest, of $6,199,886(27)	USD	5,944	$ 5,944,370
Dated 1/9/25 with an interest rate of 4.05%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 5.25%, due 1/25/33 and a market value, including accrued interest, of $7,036,728(27)	USD	7,070	7,070,205

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Bank of America: (continued)
Dated 1/9/25 with an interest rate of 4.15%, collateralized by USD 3,523,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $3,802,256(27)	USD	3,844	$ 3,844,474
Dated 1/9/25 with an interest rate of 4.23%, collateralized by USD 19,482,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $12,278,061(27)	USD	11,714	11,713,552
Dated 1/9/25 with an interest rate of 4.30%, collateralized by USD 10,229,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $8,572,161(27)	USD	8,401	8,400,566
Dated 1/9/25 with an interest rate of 4.30%, collateralized by USD 26,002,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $18,873,064(27)	USD	18,526	18,526,425
Dated 1/29/25 with an interest rate of 3.90%, collateralized by USD 7,890,000 Jordan Government International Bonds, 7.375%, due 10/10/47 and a market value, including accrued interest, of $7,243,656(27)	USD	7,209	7,209,487
Dated 1/29/25 with an interest rate of 4.00%, collateralized by USD 3,945,000 Jordan Government International Bonds, 7.50%, due 1/13/29 and a market value, including accrued interest, of $3,963,098(27)	USD	3,965	3,964,725
Dated 1/30/25 with an interest rate of 3.80%, collateralized by USD 15,780,000 Jordan Government International Bonds, 7.375%, due 10/10/47 and a market value, including accrued interest, of $14,487,312(27)	USD	14,478	14,478,150
Dated 1/30/25 with an interest rate of 4.00%, collateralized by USD 23,670,000 Jordan Government International Bonds, 7.50%, due 1/13/29 and a market value, including accrued interest, of $23,778,586(27)	USD	23,759	23,758,762
Barclays Bank PLC:
Dated 12/19/24 with an interest rate of 1.85%, collateralized by EUR 3,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,108,992(27)	EUR	3,116	3,232,799
Dated 12/19/24 with an interest rate of 2.00%, collateralized by EUR 1,800,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,774,065(27)	EUR	1,789	1,855,650
Dated 12/19/24 with an interest rate of 2.35%, collateralized by EUR 6,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $5,913,552(27)	EUR	5,963	6,185,500
Dated 12/19/24 with an interest rate of 3.00%, collateralized by USD 3,863,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $4,154,296(27)	USD	4,278	4,278,273
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 12/19/24 with an interest rate of 3.50%, collateralized by USD 8,572,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $7,655,168(27)	USD	7,918	$ 7,918,385
Dated 12/19/24 with an interest rate of 3.80%, collateralized by EUR 8,584,000 Romania Government International Bonds, 3.75%, due 2/7/34 and a market value, including accrued interest, of $7,852,008(27)	USD	8,361	8,361,220
Dated 12/19/24 with an interest rate of 3.80%, collateralized by USD 6,244,000 Romania Government International Bonds, 6.125%, due 1/22/44 and a market value, including accrued interest, of $5,510,993(27)	USD	5,994	5,994,240
Dated 12/19/24 with an interest rate of 3.90%, collateralized by USD 17,144,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $15,310,337(27)	USD	15,837	15,836,770
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 15,452,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $14,263,445(27)	USD	14,988	14,988,440
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 7,935,000 Panama Government International Bonds, 4.30%, due 4/29/53 and a market value, including accrued interest, of $4,911,482(27)	USD	4,989	4,989,131
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 8,197,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $6,963,622(27)	USD	7,183	7,182,621
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 15,608,000 Romania Government International Bonds, 6.125%, due 1/22/44 and a market value, including accrued interest, of $13,775,718(27)	USD	14,984	14,983,680
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 11,590,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $10,821,702(27)	USD	11,126	11,126,400
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $6,734,830(27)	USD	6,906	6,906,006
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 8,658,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $5,617,370(27)	USD	5,779	5,779,215
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 15,608,000 Romania Government International Bonds, 5.75%, due 3/24/35 and a market value, including accrued interest, of $14,344,294(27)	USD	14,808	14,808,090

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 7,804,000 Romania Government International Bonds, 6.375%, due 1/30/34 and a market value, including accrued interest, of $7,469,264(27)	USD	8,038	$ 8,038,120
Dated 12/19/24 with an interest rate of 4.10%, collateralized by USD 8,006,000 Romania Government International Bonds, 7.125%, due 1/17/33 and a market value, including accrued interest, of $8,130,020(27)	USD	8,757	8,756,562
Dated 1/16/25 with an interest rate of 1.50%, collateralized by EUR 4,769,000 Romanian Government International Bond, 5.625%, due 5/30/37 and a market value, including accrued interest, of $4,847,228(27)	USD	4,696	4,696,103
Barclays Capital, Inc.:
Dated 1/3/25 with an interest rate of 3.75%, collateralized by USD 4,031,000 Panama Government International Bonds, 7.875%, due 3/1/57 and a market value, including accrued interest, of $4,056,804(27)	USD	4,192	4,192,240
Nomura International PLC:
Dated 11/8/24 with an interest rate of 4.10%, collateralized by USD 14,678,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $12,938,754(27)	USD	13,532	13,531,648
Dated 12/19/24 with an interest rate of 2.40%, collateralized by EUR 3,044,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,000,142(27)	USD	2,987	2,986,884
Dated 12/19/24 with an interest rate of 3.25%, collateralized by USD 14,051,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $14,338,753(27)	USD	14,702	14,701,913
Dated 12/19/24 with an interest rate of 3.50%, collateralized by EUR 3,903,000 Romania Government International Bonds, 2.625%, due 12/2/40 and a market value, including accrued interest, of $2,589,270(27)	USD	2,698	2,697,831
Dated 12/19/24 with an interest rate of 3.50%, collateralized by EUR 3,122,000 Romanian Government International Bond, 6.00%, due 9/24/44 and a market value, including accrued interest, of $3,117,936(27)	USD	3,312	3,311,747
Dated 12/19/24 with an interest rate of 3.85%, collateralized by USD 14,678,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $12,938,754(27)	USD	13,285	13,285,058
Dated 12/19/24 with an interest rate of 3.90%, collateralized by USD 5,050,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $4,715,237(27)	USD	5,080	5,080,047
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $8,309,667(27)	USD	8,560	$ 8,559,584
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 1,885,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $2,034,417(27)	USD	2,206	2,205,874
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 3,633,000 Nigeria Government International Bonds, 7.696%, due 2/23/38 and a market value, including accrued interest, of $3,149,659(27)	USD	3,208	3,208,121
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 20,493,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $17,173,653(27)	USD	17,376	17,375,502
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 14,186,000 Nigeria Government International Bonds, 7.375%, due 9/28/33 and a market value, including accrued interest, of $12,712,612(27)	USD	13,004	13,003,597
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 5,080,000 Nigeria Government International Bonds, 8.25%, due 9/28/51 and a market value, including accrued interest, of $4,294,721(27)	USD	4,361	4,360,545
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 3,897,000 Panama Government International Bonds, 4.50%, due 5/15/47 and a market value, including accrued interest, of $2,606,988(27)	USD	2,686	2,686,300
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 3,896,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $2,455,360(27)	USD	2,510	2,509,706
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 5,501,000 Panama Government International Bonds, 4.50%, due 1/19/63 and a market value, including accrued interest, of $3,318,463(27)	USD	3,546	3,546,495
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 46,786,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $41,781,931(27)	USD	43,230	43,230,264
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 4,619,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,071,679(27)	USD	4,181	4,180,657
Dated 12/19/24 with an interest rate of 4.06%, collateralized by USD 3,935,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $2,553,055(27)	USD	2,626	2,625,727

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 1/3/25 with an interest rate of 4.00%, collateralized by USD 12,092,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $7,845,373(27)	USD	7,980	$ 7,979,813
Dated 1/15/25 with an interest rate of 3.50%, collateralized by EUR 397,000 Romanian Government International Bonds, 3.375%, due 1/28/50 and a market value, including accrued interest, of $262,541(27)	USD	281	280,900
Dated 1/15/25 with an interest rate of 3.50%, collateralized by EUR 2,972,000 Romanian Government International Bond, 5.25%, due 5/30/32 and a market value, including accrued interest, of $3,095,895(27)	USD	3,162	3,162,316
Dated 1/15/25 with an interest rate of 3.50%, collateralized by EUR 7,947,000 Romanian Government International Bonds, 5.625%, due 2/22/36 and a market value, including accrued interest, of $8,275,211(27)	USD	8,425	8,425,032
Dated 1/15/25 with an interest rate of 3.75%, collateralized by USD 7,948,000 Romania Government International Bonds, 5.125%, due 6/15/48 and a market value, including accrued interest, of $6,047,821(27)	USD	6,084	6,083,797
Dated 1/15/25 with an interest rate of 3.75%, collateralized by USD 7,948,000 Romania Government International Bonds, 5.75%, due 3/24/35 and a market value, including accrued interest, of $7,304,488(27)	USD	7,469	7,469,133
Dated 1/15/25 with an interest rate of 3.75%, collateralized by USD 1,590,000 Romania Government International Bonds, 6.00%, due 5/25/34 and a market value, including accrued interest, of $1,490,251(27)	USD	1,528	1,527,593
Dated 1/16/25 with an interest rate of 3.50%, collateralized by EUR 3,974,000 Romanian Government International Bond, 5.625%, due 2/22/36 and a market value, including accrued interest, of $4,138,126(27)	USD	4,232	4,231,578
Dated 1/17/25 with an interest rate of 3.50%, collateralized by EUR 1,590,000 Romanian Government International Bonds, 3.50%, due 4/3/34 and a market value, including accrued interest, of $1,426,959(27)	USD	1,465	1,464,523
Dated 1/17/25 with an interest rate of 3.75%, collateralized by USD 794,000 Romania Government International Bonds, 3.00%, due 2/14/31 and a market value, including accrued interest, of $666,058(27)	USD	684	683,634
Dated 1/17/25 with an interest rate of 3.75%, collateralized by USD 1,986,000 Romania Government International Bonds, 3.625%, due 3/27/32 and a market value, including accrued interest, of $1,661,597(27)	USD	1,704	1,703,690
Dated 1/21/25 with an interest rate of 3.75%, collateralized by USD 3,974,000 Romania Government International Bonds, 5.125%, due 6/15/48 and a market value, including accrued interest, of $3,023,910(27)	USD	3,073	3,073,194
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 1/23/25 with an interest rate of 3.50%, collateralized by EUR 1,192,000 Romanian Government International Bonds, 5.25%, due 5/30/32 and a market value, including accrued interest, of $1,241,691(27)	USD	1,289	$ 1,288,647
Dated 1/24/25 with an interest rate of 3.50%, collateralized by EUR 1,589,000 Romania Government International Bonds, 6.00%, due 9/24/44 and a market value, including accrued interest, of $1,586,931(27)	USD	1,657	1,657,165
Dated 1/24/25 with an interest rate of 3.75%, collateralized by USD 7,948,000 Romania Government International Bonds, 5.125%, due 6/15/48 and a market value, including accrued interest, of $6,047,821(27)	USD	6,117	6,117,178
Dated 1/29/25 with an interest rate of 3.95%, collateralized by USD 10,584,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $8,869,660(27)	USD	9,210	9,210,064
Total Repurchase Agreements (identified cost $492,459,396)			$ 492,465,918

Sovereign Government Securities — 7.4%
Security	Principal Amount (000's omitted)		Value
Kazakhstan — 1.5%
National Bank of Kazakhstan Notes, 0.00%, 2/5/25	KZT	27,015,898	$ 52,126,885
			$ 52,126,885
Nigeria — 5.9%
Nigeria OMO Bills:
0.00%, 2/25/25	NGN	4,055,290	$ 2,695,672
0.00%, 4/1/25	NGN	11,309,876	7,324,116
0.00%, 5/20/25	NGN	30,682,098	19,218,308
0.00%, 5/27/25	NGN	23,718,773	14,783,994
0.00%, 6/10/25	NGN	1,562,150	963,888
0.00%, 6/17/25	NGN	18,134,197	11,138,690
0.00%, 8/19/25	NGN	5,735,526	3,374,998
0.00%, 9/30/25	NGN	45,387,355	25,993,042
0.00%, 10/7/25	NGN	45,105,848	25,717,156
0.00%, 11/25/25	NGN	18,192,214	9,973,893
0.00%, 12/2/25	NGN	20,110,373	11,072,779
0.00%, 12/9/25	NGN	33,553,108	18,551,710
0.00%, 12/30/25	NGN	6,535,455	3,537,777
0.00%, 1/6/26	NGN	1,466,555	790,546
0.00%, 1/13/26	NGN	2,405,669	1,283,999
0.00%, 1/27/26	NGN	2,472,184	1,304,919

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	5,006,921	$ 3,374,974
0.00%, 2/20/25	NGN	21,273,936	14,191,789
0.00%, 3/6/25	NGN	9,930,998	6,559,073
0.00%, 3/27/25	NGN	18,711,919	12,174,031
0.00%, 4/10/25	NGN	10,727,049	6,910,268
0.00%, 11/20/25	NGN	18,778,820	10,584,572
			$ 211,520,194
Total Sovereign Government Securities (identified cost $256,966,941)			$ 263,647,079

U.S. Treasury Obligations — 2.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/6/25(28)	$28,675	$ 28,664,952
0.00%, 2/20/25(28)	18,027	17,990,874
0.00%, 3/6/25(28)	23,546	23,460,031
0.00%, 3/27/25(28)	6,752	6,710,810
Total U.S. Treasury Obligations (identified cost $76,806,004)		$ 76,826,667
Total Short-Term Investments (identified cost $1,051,322,289)		$1,058,029,612

Total Purchased Options — 0.2% (identified cost $14,085,841)	$ 7,710,734
Total Investments — 106.8% (identified cost $3,782,365,691)	$3,814,251,138
Total Written Options — (0.1)% (premiums received $2,352,980)	$ (1,859,657)
Securities Sold Short — (19.7)%
Common Stocks — (0.9)%
Security	Shares	Value
Australia — (0.0)%(6)
EBOS Group Ltd.	(39,953)	$ (901,084)
		$ (901,084)
Security	Shares	Value
New Zealand — (0.9)%
a2 Milk Co. Ltd.(5)	(685,400)	$ (2,482,203)
Air New Zealand Ltd.	(2,350,258)	(834,416)
Auckland International Airport Ltd.	(906,344)	(4,420,227)
Chorus Ltd.	(220,507)	(1,077,659)
Contact Energy Ltd.	(320,513)	(1,681,314)
Fisher & Paykel Healthcare Corp. Ltd.	(128,205)	(2,712,449)
Fletcher Building Ltd.(5)	(1,144,302)	(1,841,658)
Freightways Group Ltd.	(91,944)	(554,216)
Goodman Property Trust	(1,133,751)	(1,332,466)
Infratil Ltd.	(298,614)	(1,887,310)
Kiwi Property Group Ltd.	(1,301,544)	(666,771)
Mainfreight Ltd.	(40,878)	(1,659,613)
Mercury NZ Ltd.	(477,911)	(1,699,121)
Meridian Energy Ltd.	(512,820)	(1,705,038)
Precinct Properties New Zealand Ltd.	(1,353,345)	(940,417)
Ryman Healthcare Ltd.(5)	(664,025)	(1,630,443)
SKYCITY Entertainment Group Ltd.	(723,224)	(569,826)
Spark New Zealand Ltd.	(2,108,963)	(3,459,341)
		$ (31,154,488)
Total Common Stocks (proceeds $36,486,360)		$ (32,055,572)
Exchange-Traded Fund — (6.0)%
Security	Shares	Value
United States — (6.0)%
iShares JPMorgan USD Emerging Markets Bond ETF	(2,361,485)	$ (213,832,466)
Total Exchange-Traded Fund (proceeds $211,414,558)		$ (213,832,466)
Sovereign Government Bonds — (12.8)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.2)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(8,028)	$ (6,676,350)
			$ (6,676,350)
Azerbaijan — (0.5)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(7)	USD	(19,297)	$ (16,729,018)
			$ (16,729,018)

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Bahrain — (1.5)%
Bahrain Government International Bonds:
5.25%, 1/25/33(7)	USD	(7,727)	$ (7,029,967)
5.625%, 5/18/34(7)	USD	(16,640)	(15,347,138)
6.00%, 9/19/44(7)	USD	(7,727)	(6,564,836)
7.50%, 2/12/36(7)	USD	(11,590)	(12,055,898)
7.50%, 9/20/47(7)	USD	(14,051)	(13,955,278)
			$ (54,953,117)
Jordan — (1.7)%
Jordan Government International Bonds:
7.375%, 10/10/47(7)	USD	(23,670)	$ (21,192,722)
7.50%, 1/13/29(7)	USD	(39,450)	(39,483,039)
			$ (60,675,761)
Kazakhstan — (0.6)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(7)	USD	(15,452)	$ (14,039,552)
6.50%, 7/21/45(7)	USD	(5,408)	(5,826,909)
			$ (19,866,461)
Nigeria — (0.3)%
Nigeria Government International Bonds:
7.375%, 9/28/33(7)	USD	(9,162)	$ (7,979,552)
7.696%, 2/23/38(7)	USD	(3,633)	(3,026,948)
8.25%, 9/28/51(7)	USD	(1,215)	(992,934)
			$ (11,999,434)
Panama — (3.0)%
Panama Government International Bonds:
4.30%, 4/29/53	USD	(7,935)	$ (4,824,285)
4.50%, 5/15/47	USD	(3,897)	(2,569,966)
4.50%, 4/16/50	USD	(24,685)	(15,691,808)
4.50%, 4/1/56	USD	(23,378)	(14,382,751)
4.50%, 1/19/63	USD	(5,501)	(3,310,211)
6.853%, 3/28/54	USD	(72,502)	(63,049,844)
7.875%, 3/1/57	USD	(4,031)	(3,924,537)
			$ (107,753,402)
Poland — (0.4)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(7)	EUR	(10,844)	$ (10,585,742)
2.75%, 5/25/32(7)	EUR	(3,000)	(3,049,903)
			$ (13,635,645)
Security	Principal Amount (000's omitted)		Value
Romania — (3.1)%
Romania Government International Bonds:
2.625%, 12/2/40(7)	EUR	(3,903)	$ (2,571,507)
3.00%, 2/14/31(7)	USD	(794)	(655,008)
3.375%, 1/28/50(7)	EUR	(397)	(262,389)
3.50%, 4/3/34(7)	EUR	(1,590)	(1,378,876)
3.625%, 3/27/32(7)	USD	(1,986)	(1,636,799)
3.75%, 2/7/34(7)	EUR	(8,584)	(7,522,644)
5.125%, 6/15/48(7)	USD	(19,870)	(14,989,431)
5.25%, 5/30/32(7)	EUR	(4,164)	(4,184,117)
5.625%, 2/22/36(7)	EUR	(11,921)	(11,755,819)
5.625%, 5/30/37(7)	EUR	(4,769)	(4,658,907)
5.75%, 3/24/35(7)	USD	(23,556)	(21,170,955)
6.00%, 5/25/34(7)	USD	(1,590)	(1,472,761)
6.00%, 9/24/44(7)	EUR	(4,711)	(4,600,428)
6.125%, 1/22/44(7)	USD	(21,850)	(19,251,489)
6.375%, 1/30/34(7)	USD	(7,804)	(7,467,882)
7.125%, 1/17/33(7)	USD	(8,006)	(8,107,836)
			$ (111,686,848)
Senegal — (1.5)%
Senegal Government International Bonds:
6.25%, 5/23/33(7)	USD	(41,306)	$ (34,127,833)
6.75%, 3/13/48(7)	USD	(26,002)	(18,200,262)
			$ (52,328,095)
Total Sovereign Government Bonds (proceeds $464,094,811)			$ (456,304,131)
Total Securities Sold Short (proceeds $711,995,729)			$ (702,192,169)

Other Assets, Less Liabilities — 13.0%	$ 462,035,203
Net Assets — 100.0%	$3,572,234,515
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2025.

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $414,231,437 or 11.6% of the Portfolio's net assets.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2025.
(5)	Non-income producing security.
(6)	Amount is less than 0.05%.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $602,641,526 or 16.9% of the Portfolio's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(13)	When-issued security.
(14)	Quantity held represents principal in USD.
(15)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(16)	Restricted security.
(17)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	Step coupon security. Interest rate represents the rate in effect at January 31, 2025.
(20)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(21)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(22)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(23)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(24)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(25)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2025 of all interest only securities comprising the trust.
(26)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
(27)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(28)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	53,000,000	CNH	7.50	1/20/26	$ 561,959
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	58,000,000	CNH	7.50	1/19/26	613,524
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	28,000,000	CNH	7.45	1/22/26	337,232
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	50,900,000	INR	85.50	1/25/29	250,224
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	27,200,000	INR	85.50	1/25/29	133,715
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	26,300,000	INR	85.50	1/30/29	129,764
Put USD vs. Call MXN (Digital Option)	Goldman Sachs International	USD	5,530,000	MXN	19.25	4/24/25	424,018
Put USD vs. Call MXN (Digital Option)	JPMorgan Chase Bank, N.A.	USD	13,700,000	MXN	19.25	7/18/25	1,770,246
Put USD vs. Call MXN (Digital Option)	UBS AG	USD	3,560,000	MXN	19.25	10/22/25	560,622
Total							$4,781,304
Purchased Put Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
ICE Brent Crude Oil Futures 04/2025	503	$38,610,280	$60.00	2/25/25	$ 25,150
ICE Brent Crude Oil Futures 04/2025	310	23,795,600	70.00	2/25/25	130,200
ICE Brent Crude Oil Futures 05/2025	1,161	89,118,360	50.00	3/26/25	81,270
ICE Brent Crude Oil Futures 05/2025	580	44,520,800	55.00	3/26/25	63,800
ICE Brent Crude Oil Futures 05/2025	387	29,706,120	60.00	3/26/25	85,140
ICE Brent Crude Oil Futures 05/2025	271	20,801,960	65.00	3/26/25	132,790
ICE Brent Crude Oil Futures 09/2025	632	48,512,320	62.00	7/28/25	1,131,280
ICE Brent Crude Oil Futures 09/2025	316	24,256,160	70.00	7/28/25	1,279,800
Total					$2,929,430
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	53,000,000	CNH	7.80	1/20/26	$ (273,533)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	58,000,000	CNH	7.80	1/19/26	(298,004)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	28,000,000	CNH	7.80	1/22/26	(145,404)
Call USD vs. Put KRW	Goldman Sachs International	USD	67,400,000	KRW	1,510.00	4/10/25	(299,997)
Put USD vs. Call CNH	Deutsche Bank AG	USD	53,000,000	CNH	6.80	1/20/26	(291,129)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	58,000,000	CNH	6.85	1/19/26	(395,154)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	28,000,000	CNH	6.80	1/22/26	(156,436)
Total							$(1,859,657)

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	80,190,000	USD	13,566,164	2/4/25	$ 155,485
USD	12,933,183	BRL	80,190,000	2/4/25	(788,466)
IDR	129,013,600,000	USD	7,945,215	2/10/25	(33,494)
IDR	191,197,400,000	USD	11,775,269	2/10/25	(50,146)
IDR	249,135,900,000	USD	15,355,252	2/10/25	(77,068)
IDR	251,453,500,000	USD	15,498,860	2/10/25	(78,549)
CLP	2,365,000,000	USD	2,385,708	3/19/25	24,227
CLP	11,660,000,000	USD	11,911,017	3/19/25	(29,476)
COP	52,667,160,000	USD	11,998,852	3/19/25	451,152
COP	10,554,780,000	USD	2,380,249	3/19/25	114,798
EUR	358,302	USD	370,319	3/19/25	2,138
EUR	191,481	USD	197,903	3/19/25	1,142
EUR	17,769	USD	18,365	3/19/25	106
EUR	371,936	USD	391,164	3/19/25	(4,536)
EUR	1,877,194	USD	1,974,243	3/19/25	(22,894)
EUR	2,235,207	USD	2,350,765	3/19/25	(27,260)
EUR	9,927,714	USD	10,440,964	3/19/25	(121,075)
EUR	11,774,519	USD	12,383,247	3/19/25	(143,598)
EUR	12,893,291	USD	13,559,857	3/19/25	(157,242)
EUR	13,320,742	USD	14,009,407	3/19/25	(162,455)
INR	1,292,000,000	USD	15,163,002	3/19/25	(302,757)
INR	1,633,657,000	USD	19,133,506	3/19/25	(343,612)
INR	2,112,000,000	USD	24,789,198	3/19/25	(497,529)
INR	2,319,000,000	USD	27,221,665	3/19/25	(549,136)
INR	3,017,173,000	USD	35,411,582	3/19/25	(708,850)
KRW	5,936,000,000	USD	4,033,979	3/19/25	46,366
KRW	26,741,670,000	USD	18,728,627	3/19/25	(346,681)
PEN	96,690,000	USD	25,801,889	3/19/25	139,118
PEN	12,710,000	USD	3,388,068	3/19/25	21,904
PEN	6,584,000	USD	1,758,312	3/19/25	8,112
PEN	15,000	USD	4,004	3/19/25	20
PEN	1,000	USD	267	3/19/25	1
TWD	403,000,000	USD	12,381,105	3/19/25	(141,952)
TWD	303,000,000	USD	9,359,536	3/19/25	(157,394)
TWD	338,000,000	USD	10,439,316	3/19/25	(174,221)
TWD	293,754,000	USD	9,097,931	3/19/25	(176,592)
TWD	385,661,000	USD	11,940,893	3/19/25	(228,328)
TWD	548,000,000	USD	16,974,029	3/19/25	(331,212)
TWD	548,000,000	USD	16,974,239	3/19/25	(331,422)
TWD	647,000,000	USD	20,060,149	3/19/25	(410,692)
TWD	806,000,000	USD	25,005,041	3/19/25	(526,737)
USD	168,911,387	EUR	160,608,151	3/19/25	1,958,719
USD	136,226,366	EUR	129,529,839	3/19/25	1,579,699
USD	94,973,426	EUR	90,304,784	3/19/25	1,101,325

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	86,357,101	EUR	82,112,015	3/19/25	$1,001,408
USD	57,339,675	EUR	54,521,009	3/19/25	664,919
USD	51,731,962	EUR	49,188,956	3/19/25	599,891
USD	47,354,740	EUR	45,026,906	3/19/25	549,132
USD	41,495,287	EUR	39,455,489	3/19/25	481,185
USD	35,149,992	EUR	33,422,111	3/19/25	407,604
USD	28,217,077	EUR	26,830,000	3/19/25	327,209
USD	15,769,136	EUR	14,993,967	3/19/25	182,861
USD	13,727,128	EUR	13,052,339	3/19/25	159,182
USD	13,559,858	EUR	12,893,291	3/19/25	157,242
USD	12,383,247	EUR	11,774,519	3/19/25	143,598
USD	9,883,099	EUR	9,397,272	3/19/25	114,606
USD	9,071,565	EUR	8,625,631	3/19/25	105,195
USD	5,784,343	EUR	5,500,000	3/19/25	67,076
USD	4,953,999	EUR	4,710,473	3/19/25	57,447
USD	4,536,230	EUR	4,313,241	3/19/25	52,603
USD	4,240,882	EUR	4,032,412	3/19/25	49,178
USD	2,510,401	EUR	2,386,996	3/19/25	29,111
USD	2,406,245	EUR	2,287,961	3/19/25	27,903
USD	1,798,335	EUR	1,709,934	3/19/25	20,854
USD	366,522	EUR	348,505	3/19/25	4,250
USD	349,322	EUR	332,150	3/19/25	4,051
USD	202,793	EUR	192,824	3/19/25	2,352
USD	201,380	EUR	191,481	3/19/25	2,335
USD	18,688	EUR	17,769	3/19/25	217
USD	2,170,428	EUR	2,100,000	3/19/25	(12,529)
USD	6,190,887	EUR	5,990,000	3/19/25	(35,737)
USD	9,441,725	EUR	9,135,353	3/19/25	(54,502)
USD	12,640,158	EUR	12,230,000	3/19/25	(72,965)
USD	14,398,572	EUR	13,931,356	3/19/25	(83,116)
USD	15,819,557	EUR	15,306,232	3/19/25	(91,318)
USD	21,394,216	EUR	20,700,000	3/19/25	(123,498)
USD	63,932,769	IDR	1,018,309,000,000	3/19/25	1,628,255
USD	16,666,940	INR	1,422,000,000	3/19/25	311,470
USD	16,641,665	INR	1,420,000,000	3/19/25	309,198
USD	7,239,772	INR	618,000,000	3/19/25	131,699
USD	37,662,726	INR	3,275,000,000	3/19/25	(5,464)
USD	41,846,315	INR	3,638,830,000	3/19/25	(6,552)
USD	18,760,723	KRW	26,462,000,000	3/19/25	571,019
USD	18,723,245	KRW	26,461,000,000	3/19/25	534,228
USD	18,697,096	KRW	26,462,000,000	3/19/25	507,392
USD	9,631,858	KRW	13,605,000,000	3/19/25	279,923
USD	15,289,654	KRW	22,244,000,000	3/19/25	(641)
USD	18,977,561	KRW	27,656,000,000	3/19/25	(32,886)

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	4,500,051	KRW	6,600,000,000	3/19/25	$ (36,720)
USD	266,688	PEN	1,000,000	3/19/25	(1,603)
USD	118,867,178	PEN	445,442,863	3/19/25	(640,905)
USD	49,519,066	PHP	2,883,000,000	3/19/25	240,411
USD	42,954,934	PHP	2,502,500,000	3/19/25	180,105
USD	18,728,844	PHP	1,090,000,000	3/19/25	97,650
USD	20,478,601	PHP	1,193,000,000	3/19/25	86,844
USD	13,363,105	PHP	778,000,000	3/19/25	64,877
USD	11,567,021	PHP	673,880,000	3/19/25	48,499
USD	6,441,086	PHP	375,000,000	3/19/25	31,271
USD	5,051,633	PHP	294,000,000	3/19/25	26,339
USD	5,527,334	PHP	322,000,000	3/19/25	23,440
USD	5,586,122	PHP	325,440,413	3/19/25	23,422
USD	2,439,904	PHP	142,000,000	3/19/25	12,721
USD	2,677,839	PHP	156,000,000	3/19/25	11,356
USD	717,644	PHP	41,778,700	3/19/25	3,527
USD	364,795	PHP	21,325,908	3/19/25	275
USD	383,964	PHP	22,462,277	3/19/25	20
USD	81,088	PHP	4,743,903	3/19/25	1
USD	2,442,166	PHP	143,035,210	3/19/25	(2,712)
USD	4,437,843	PHP	259,920,000	3/19/25	(4,928)
BRL	33,804,000	USD	5,695,588	4/2/25	28,076
BRL	23,851,000	USD	4,016,293	4/2/25	22,137
BRL	22,535,000	USD	3,802,939	4/2/25	12,668
USD	13,421,302	BRL	80,190,000	4/2/25	(156,400)
					$7,716,694
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	170,845,059	USD	3,266,636	Citibank, N.A.	2/3/25	$ 134,619	$ —
EGP	170,845,059	USD	3,402,265	Goldman Sachs International	2/3/25	—	(1,009)
KZT	819,429,000	USD	1,570,841	Citibank, N.A.	2/3/25	8,858	—
USD	3,402,265	EGP	170,845,059	Citibank, N.A.	2/3/25	1,009	—
USD	3,396,522	EGP	170,845,059	Goldman Sachs International	2/3/25	—	(4,733)
EUR	15,589,111	USD	16,061,485	State Street Bank and Trust Company	2/7/25	112,816	—
EUR	5,288,392	USD	5,499,349	State Street Bank and Trust Company	2/7/25	—	(12,440)
EUR	1,062,578	USD	1,094,596	UBS AG	2/7/25	7,869	—
EUR	178,582	USD	184,123	UBS AG	2/7/25	1,162	—
EUR	2,686,101	USD	2,818,553	UBS AG	2/7/25	—	(31,620)
USD	3,480,968	EUR	3,310,000	Goldman Sachs International	2/7/25	46,716	—

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,552,683	EUR	3,460,000	Standard Chartered Bank	2/7/25	$ —	$ (37,200)
USD	4,404,909	EUR	4,197,179	State Street Bank and Trust Company	2/7/25	50,175	—
USD	13,138,495	EUR	12,584,995	UBS AG	2/7/25	81,081	—
USD	2,976,324	EUR	2,860,386	UBS AG	2/7/25	8,563	—
USD	52,053,753	KZT	27,015,898,000	Citibank, N.A.	2/7/25	—	(3,726)
USD	3,749,578	LKR	1,111,000,000	Citibank, N.A.	2/7/25	20,130	—
USD	7,231,565	LKR	2,236,000,000	JPMorgan Chase Bank, N.A.	2/7/25	—	(274,327)
IDR	197,508,600,000	USD	12,167,201	Standard Chartered Bank	2/10/25	—	(55,046)
KZT	1,072,911,369	USD	2,077,273	ICBC Standard Bank plc	2/10/25	—	(12,003)
KZT	1,071,872,732	USD	2,077,273	ICBC Standard Bank plc	2/10/25	—	(14,002)
KZT	2,142,914,554	USD	4,154,545	ICBC Standard Bank plc	2/10/25	—	(29,604)
TRY	596,476,010	USD	13,924,155	Standard Chartered Bank	2/10/25	2,630,471	—
TRY	348,446,365	USD	8,051,043	Standard Chartered Bank	2/10/25	1,619,755	—
TRY	799,980,241	USD	21,913,240	Standard Chartered Bank	2/10/25	289,454	—
TRY	819,403,567	USD	22,463,932	Standard Chartered Bank	2/10/25	277,837	—
TRY	683,472,624	USD	18,732,206	Standard Chartered Bank	2/10/25	236,929	—
TRY	670,665,520	USD	18,379,433	Standard Chartered Bank	2/10/25	234,253	—
USD	23,290,974	TRY	944,922,375	Standard Chartered Bank	2/10/25	—	(2,934,451)
UZS	54,159,721,000	USD	3,868,552	ICBC Standard Bank plc	2/10/25	295,899	—
KZT	1,069,666,160	USD	2,060,021	ICBC Standard Bank plc	2/11/25	—	(1,511)
KZT	1,067,606,140	USD	2,060,022	ICBC Standard Bank plc	2/11/25	—	(5,476)
TRY	1,001,401,995	USD	27,602,451	Standard Chartered Bank	2/12/25	141,960	—
TRY	571,373,550	USD	15,739,017	Standard Chartered Bank	2/12/25	91,211	—
TRY	301,081,211	USD	8,293,906	Standard Chartered Bank	2/12/25	47,720	—
TRY	221,434,750	USD	6,099,424	Standard Chartered Bank	2/12/25	35,552	—
EGP	523,539,906	USD	8,696,676	Citibank, N.A.	2/13/25	1,681,680	—
EGP	200,000,000	USD	3,886,514	Citibank, N.A.	2/13/25	78,172	—
KZT	751,023,058	USD	1,493,196	Societe Generale	2/13/25	—	(48,616)
USD	2,255,663	LKR	697,000,000	Deutsche Bank AG	2/13/25	—	(83,252)
USD	1,138,238	LKR	352,000,000	JPMorgan Chase Bank, N.A.	2/13/25	—	(42,965)
USD	3,550,525	LKR	1,098,000,000	JPMorgan Chase Bank, N.A.	2/13/25	—	(134,021)
UZS	49,482,178,280	USD	3,521,863	JPMorgan Chase Bank, N.A.	2/13/25	280,714	—
USD	8,411,421	LKR	2,592,400,000	JPMorgan Chase Bank, N.A.	2/14/25	—	(287,386)
EUR	16,722,850	ISK	2,530,000,000	Bank of America, N.A.	2/18/25	—	(507,455)
EUR	5,266,885	ISK	767,648,460	Citibank, N.A.	2/18/25	46,233	—
EUR	2,632,900	ISK	383,824,230	Citibank, N.A.	2/18/25	22,554	—
EUR	2,280,492	ISK	333,750,000	Citibank, N.A.	2/18/25	10,356	—
EUR	543,841	ISK	79,563,925	Citibank, N.A.	2/18/25	2,662	—
ISK	4,236,417,510	EUR	28,001,967	Bank of America, N.A.	2/18/25	849,720	—
ISK	1,805,424,527	EUR	12,403,301	Citibank, N.A.	2/18/25	—	(125,519)
TRY	230,268,947	USD	6,282,625	Standard Chartered Bank	2/18/25	63,208	—
UZS	63,552,436,124	USD	4,520,088	JPMorgan Chase Bank, N.A.	2/18/25	359,034	—
EGP	175,382,970	USD	2,898,892	Citibank, N.A.	2/20/25	566,294	—
EGP	107,664,850	USD	1,739,335	Citibank, N.A.	2/20/25	387,888	—

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	90,590,377	USD	1,449,446	Citibank, N.A.	2/20/25	$ 340,423	$ —
KZT	4,098,500,736	USD	7,800,428	Citibank, N.A.	2/24/25	61,434	—
KZT	4,060,902,674	USD	7,800,428	Citibank, N.A.	2/24/25	—	(10,688)
KZT	3,493,499,000	USD	6,908,654	Citibank, N.A.	2/24/25	—	(207,324)
NGN	5,359,349,909	USD	2,912,690	Standard Chartered Bank	2/24/25	687,641	—
NGN	2,716,083,583	USD	1,456,345	Standard Chartered Bank	2/24/25	368,279	—
TRY	347,180,409	USD	8,247,611	Standard Chartered Bank	2/24/25	1,269,543	—
USD	8,386,946	TRY	347,180,409	Standard Chartered Bank	2/24/25	—	(1,130,207)
EGP	75,991,538	USD	1,462,565	HSBC Bank USA, N.A.	2/25/25	35,321	—
EGP	69,000,000	USD	1,355,333	JPMorgan Chase Bank, N.A.	2/25/25	4,742	—
NGN	4,159,580,543	USD	2,514,861	JPMorgan Chase Bank, N.A.	2/25/25	279,147	—
EGP	43,308,143	USD	801,261	Goldman Sachs International	2/26/25	51,994	—
EGP	94,648,825	USD	1,449,446	Citibank, N.A.	2/27/25	414,441	—
EGP	917,889,231	USD	17,892,578	HSBC Bank USA, N.A.	2/27/25	183,097	—
EGP	81,498,172	USD	1,468,436	HSBC Bank USA, N.A.	2/27/25	136,480	—
TRY	617,358,966	USD	16,807,250	Standard Chartered Bank	2/28/25	56,807	—
TRY	452,369,766	USD	12,318,698	Standard Chartered Bank	2/28/25	38,440	—
TRY	920,379,751	USD	25,121,450	Standard Chartered Bank	2/28/25	20,061	—
TRY	190,769,629	USD	5,193,130	Standard Chartered Bank	2/28/25	18,020	—
TRY	218,863,771	USD	5,962,420	Standard Chartered Bank	2/28/25	16,162	—
TRY	233,755,430	USD	6,369,843	Standard Chartered Bank	2/28/25	15,527	—
UZS	64,418,704,293	USD	4,576,817	ICBC Standard Bank plc	2/28/25	359,274	—
KZT	27,189,757,536	USD	52,053,753	Citibank, N.A.	3/3/25	13,576	—
KZT	819,429,000	USD	1,569,186	Citibank, N.A.	3/3/25	—	(11)
USD	2,892,593	ARS	3,436,400,000	Bank of America, N.A.	3/3/25	—	(330,977)
TRY	454,616,584	USD	12,338,722	Standard Chartered Bank	3/4/25	36,340	—
TRY	173,102,317	USD	4,686,585	Standard Chartered Bank	3/4/25	25,412	—
TRY	269,223,731	USD	7,314,331	Standard Chartered Bank	3/4/25	14,175	—
TRY	229,880,312	USD	6,246,798	Standard Chartered Bank	3/4/25	10,746	—
TRY	269,062,072	USD	7,314,509	Standard Chartered Bank	3/4/25	9,596	—
TRY	282,672,238	USD	7,685,758	Standard Chartered Bank	3/4/25	8,828	—
SEK	158,921,730	EUR	13,780,457	Citibank, N.A.	3/5/25	43,318	—
SEK	67,790,000	EUR	5,896,611	Citibank, N.A.	3/5/25	—	(624)
SEK	156,854,270	EUR	13,601,092	HSBC Bank USA, N.A.	3/5/25	42,849	—
UZS	22,806,122,207	USD	1,632,507	ICBC Standard Bank plc	3/5/25	113,499	—
KZT	2,226,413,377	USD	4,168,923	Deutsche Bank AG	3/6/25	91,316	—
KZT	4,142,100,393	USD	7,713,409	JPMorgan Chase Bank, N.A.	3/6/25	212,495	—
KZT	4,078,464,770	USD	7,629,003	JPMorgan Chase Bank, N.A.	3/6/25	175,135	—
KZT	1,900,575,028	USD	3,550,287	Citibank, N.A.	3/11/25	82,067	—
KZT	2,170,966,700	USD	4,168,923	Deutsche Bank AG	3/11/25	—	(19,801)
KZT	972,336,631	USD	1,841,198	JPMorgan Chase Bank, N.A.	3/11/25	17,119	—
KZT	1,797,295,213	USD	3,397,533	Goldman Sachs International	3/12/25	36,603	—
KZT	2,168,842,654	USD	4,047,103	Deutsche Bank AG	3/13/25	95,957	—
CZK	921,300,000	EUR	36,500,139	UBS AG	3/17/25	33,904	—

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	31,646,063	HUF	12,979,000,000	Barclays Bank PLC	3/17/25	$ —	$ (31,956)
HUF	12,979,000,000	EUR	31,291,287	UBS AG	3/17/25	400,710	—
KZT	1,749,805,616	USD	3,270,665	Goldman Sachs International	3/17/25	68,698	—
KZT	1,748,987,951	USD	3,270,665	Goldman Sachs International	3/17/25	67,138	—
UZS	21,100,777,180	USD	1,495,979	JPMorgan Chase Bank, N.A.	3/17/25	115,274	—
KZT	1,755,529,279	USD	3,270,665	Goldman Sachs International	3/18/25	78,813	—
KZT	1,753,076,283	USD	3,270,665	Goldman Sachs International	3/18/25	74,133	—
AUD	76,878,905	USD	49,402,538	Citibank, N.A.	3/19/25	—	(1,598,149)
AUD	86,603,670	USD	55,727,989	Citibank, N.A.	3/19/25	—	(1,876,604)
AUD	11,246,184	USD	7,259,999	Standard Chartered Bank	3/19/25	—	(266,963)
AUD	14,994,911	USD	9,679,113	Standard Chartered Bank	3/19/25	—	(355,066)
AUD	59,692,000	USD	38,388,224	UBS AG	3/19/25	—	(1,270,895)
CAD	14,247,000	USD	10,090,565	Goldman Sachs International	3/19/25	—	(269,405)
CAD	16,220,000	USD	11,298,668	JPMorgan Chase Bank, N.A.	3/19/25	—	(117,421)
CAD	9,822,000	USD	6,838,576	Standard Chartered Bank	3/19/25	—	(67,786)
CAD	18,888,000	USD	13,150,694	Standard Chartered Bank	3/19/25	—	(130,263)
CAD	31,893,000	USD	22,636,632	UBS AG	3/19/25	—	(651,213)
CZK	119,580,000	EUR	4,753,219	Bank of America, N.A.	3/19/25	—	(12,201)
EGP	215,697,674	USD	4,069,767	Societe Generale	3/19/25	139,895	—
EUR	6,825,225	CZK	171,647,584	Goldman Sachs International	3/19/25	19,964	—
EUR	6,878,421	ISK	1,018,694,208	Bank of America, N.A.	3/19/25	—	(23,555)
EUR	5,241,710	ISK	767,648,461	JPMorgan Chase Bank, N.A.	3/19/25	42,955	—
EUR	2,616,746	ISK	383,824,230	JPMorgan Chase Bank, N.A.	3/19/25	17,206	—
EUR	3,125,231	NOK	37,156,000	Barclays Bank PLC	3/19/25	—	(33,892)
EUR	6,070,569	NOK	72,163,000	Barclays Bank PLC	3/19/25	—	(64,929)
EUR	7,814,694	NOK	92,886,000	Citibank, N.A.	3/19/25	—	(82,698)
EUR	5,826,507	PLN	25,041,510	Bank of America, N.A.	3/19/25	—	(91,703)
EUR	90,785,734	PLN	390,552,964	Barclays Bank PLC	3/19/25	—	(1,519,376)
EUR	5,814,324	PLN	25,041,510	BNP Paribas	3/19/25	—	(104,367)
EUR	15,181,693	PLN	65,305,569	Deutsche Bank AG	3/19/25	—	(252,886)
EUR	45,374,122	PLN	195,020,247	UBS AG	3/19/25	—	(716,260)
ISK	1,171,600,620	EUR	7,731,806	Bank of America, N.A.	3/19/25	213,233	—
ISK	1,249,117,624	EUR	8,390,660	Citibank, N.A.	3/19/25	74,231	—
JPY	689,700,000	USD	4,406,145	Standard Chartered Bank	3/19/25	62,745	—
JPY	3,136,280,000	USD	21,130,445	UBS AG	3/19/25	—	(809,017)
JPY	4,575,585,360	USD	30,827,654	UBS AG	3/19/25	—	(1,180,292)
KZT	3,427,046,000	USD	6,383,025	Goldman Sachs International	3/19/25	154,061	—
KZT	1,966,699,747	USD	3,686,065	JPMorgan Chase Bank, N.A.	3/19/25	65,413	—
MXN	3,461,000	USD	165,443	Goldman Sachs International	3/19/25	484	—
MXN	7,253,000	USD	350,956	Goldman Sachs International	3/19/25	—	(3,232)
MXN	3,047,000	USD	146,800	Standard Chartered Bank	3/19/25	—	(720)
MYR	43,668,000	USD	9,902,939	Barclays Bank PLC	3/19/25	—	(77,227)
MYR	23,027,000	USD	5,223,911	Credit Agricole Corporate and Investment Bank	3/19/25	—	(42,619)

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	32,107,000	USD	7,280,499	Credit Agricole Corporate and Investment Bank	3/19/25	$ —	$ (56,121)
MYR	20,930,000	USD	4,667,707	Goldman Sachs International	3/19/25	41,740	—
NOK	182,950,074	EUR	15,563,596	Citibank, N.A.	3/19/25	—	(15,520)
NOK	100,318,161	EUR	8,601,314	Citibank, N.A.	3/19/25	—	(78,395)
NOK	183,489,926	EUR	15,617,653	State Street Bank and Trust Company	3/19/25	—	(24,018)
NOK	101,886,839	EUR	8,735,142	UBS AG	3/19/25	—	(78,923)
NZD	77,930,946	USD	45,022,811	Barclays Bank PLC	3/19/25	—	(1,033,481)
NZD	11,385,000	USD	6,412,004	Standard Chartered Bank	3/19/25	14,436	—
NZD	7,382,000	USD	4,157,081	Standard Chartered Bank	3/19/25	9,803	—
NZD	7,383,000	USD	4,160,531	Standard Chartered Bank	3/19/25	6,918	—
SEK	360,920,000	EUR	31,470,275	UBS AG	3/19/25	—	(77,877)
SGD	70,367,000	USD	52,428,175	Barclays Bank PLC	3/19/25	—	(557,701)
SGD	61,235,699	USD	45,827,283	Barclays Bank PLC	3/19/25	—	(687,875)
SGD	44,000,000	USD	32,951,767	Standard Chartered Bank	3/19/25	—	(517,517)
SGD	44,000,000	USD	32,974,857	Standard Chartered Bank	3/19/25	—	(540,607)
USD	44,384,520	AUD	69,070,000	Citibank, N.A.	3/19/25	1,435,818	—
USD	15,627,005	CNH	114,700,000	Bank of America, N.A.	3/19/25	—	(62,792)
USD	63,894,385	CNH	464,000,000	Barclays Bank PLC	3/19/25	423,888	—
USD	11,258,563	CNH	82,700,000	BNP Paribas	3/19/25	—	(53,959)
USD	38,052,961	CNH	275,000,000	Standard Chartered Bank	3/19/25	435,749	—
USD	26,074,917	CNH	188,700,000	Standard Chartered Bank	3/19/25	262,669	—
USD	33,020,385	CNH	239,916,905	UBS AG	3/19/25	202,184	—
USD	15,749,355	CNH	115,600,000	UBS AG	3/19/25	—	(63,553)
USD	1,121,544	JPY	175,231,835	Australia and New Zealand Banking Group Limited	3/19/25	—	(13,866)
USD	307,844	JPY	48,388,027	Barclays Bank PLC	3/19/25	—	(5,685)
USD	5,052,191	JPY	749,869,908	UBS AG	3/19/25	193,432	—
USD	1,657,047	MXN	34,245,207	Goldman Sachs International	3/19/25	15,258	—
USD	167,470	MXN	3,461,000	Goldman Sachs International	3/19/25	1,542	—
USD	27,204,282	MYR	119,960,000	Barclays Bank PLC	3/19/25	212,150	—
USD	4,439,969	MYR	19,840,000	State Street Bank and Trust Company	3/19/25	—	(24,219)
USD	5,034,892	NZD	8,618,200	Australia and New Zealand Banking Group Limited	3/19/25	170,215	—
USD	18,201	NZD	31,566	Australia and New Zealand Banking Group Limited	3/19/25	383	—
USD	48,626,589	NZD	84,168,800	Barclays Bank PLC	3/19/25	1,116,204	—
USD	15,107,561	NZD	26,150,000	Barclays Bank PLC	3/19/25	346,788	—
USD	580,195	NZD	1,004,272	Barclays Bank PLC	3/19/25	13,318	—
USD	406,320	NZD	703,308	Barclays Bank PLC	3/19/25	9,327	—
USD	252,776	NZD	434,872	BNP Paribas	3/19/25	7,306	—
USD	4,916,980	NZD	8,434,044	Citibank, N.A.	3/19/25	156,253	—
USD	1,191,368	NZD	2,060,000	Citibank, N.A.	3/19/25	28,569	—
USD	741,009	NZD	1,277,947	Citibank, N.A.	3/19/25	19,652	—
USD	2,098,046	NZD	3,617,745	HSBC Bank USA, N.A.	3/19/25	55,953	—
USD	1,144,959	NZD	1,974,195	HSBC Bank USA, N.A.	3/19/25	30,593	—

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,908,967	SGD	8,040,000	Citibank, N.A.	3/19/25	$ —	$ (17,655)
USD	12,295,868	SGD	16,740,000	HSBC Bank USA, N.A.	3/19/25	—	(43,890)
USD	19,126,255	SGD	26,060,000	Standard Chartered Bank	3/19/25	—	(83,667)
USD	22,712,646	SGD	30,950,000	Standard Chartered Bank	3/19/25	—	(101,900)
USD	2,335,177	VND	59,944,000,000	Citibank, N.A.	3/19/25	—	(52,605)
USD	2,988,844	ZAR	53,855,331	Citibank, N.A.	3/19/25	116,806	—
USD	16,956,614	ZAR	318,530,000	Goldman Sachs International	3/19/25	—	(30,201)
USD	122,888,278	ZAR	2,212,714,054	HSBC Bank USA, N.A.	3/19/25	4,886,944	—
USD	8,917,525	ZAR	160,568,060	HSBC Bank USA, N.A.	3/19/25	354,627	—
USD	2,930,930	ZAR	52,341,111	HSBC Bank USA, N.A.	3/19/25	139,642	—
VND	59,944,000,000	USD	2,429,834	Citibank, N.A.	3/19/25	—	(42,052)
ZAR	115,010,000	USD	6,122,438	Goldman Sachs International	3/19/25	10,905	—
UZS	19,658,896,895	USD	1,393,260	JPMorgan Chase Bank, N.A.	3/20/25	106,917	—
KES	475,864,837	USD	3,514,799	Standard Chartered Bank	3/21/25	139,796	—
USD	3,172,432	KES	475,864,837	Standard Chartered Bank	3/21/25	—	(482,163)
EGP	2,859,077,953	USD	52,346,808	Goldman Sachs International	3/25/25	3,305,218	—
USD	11,447,429	EGP	615,299,329	Citibank, N.A.	3/25/25	—	(529,388)
USD	14,678,979	EGP	802,206,229	Citibank, N.A.	3/25/25	—	(935,985)
USD	26,224,712	EGP	1,441,572,395	Citibank, N.A.	3/25/25	—	(1,835,532)
EGP	357,517,247	USD	6,572,008	Goldman Sachs International	3/26/25	384,017	—
EGP	1,034,713,000	USD	18,968,158	Bank of America, N.A.	3/27/25	1,154,868	—
KZT	3,091,871,383	USD	5,860,812	JPMorgan Chase Bank, N.A.	3/31/25	19,907	—
USD	4,675,687	UYU	210,967,000	Goldman Sachs International	3/31/25	—	(154,500)
UYU	210,967,000	USD	4,909,063	Citibank, N.A.	3/31/25	—	(78,876)
EGP	53,780,069	USD	1,004,867	Standard Chartered Bank	4/3/25	37,838	—
USD	3,572,406	ARS	4,376,197,000	Goldman Sachs International	4/3/25	—	(455,952)
USD	5,785,119	ARS	7,075,200,000	Goldman Sachs International	4/3/25	—	(727,713)
USD	5,785,200	ARS	7,075,300,000	Goldman Sachs International	4/3/25	—	(727,724)
KES	693,580,000	USD	5,099,894	Standard Chartered Bank	4/4/25	213,430	—
USD	4,758,696	KES	693,580,000	Standard Chartered Bank	4/4/25	—	(554,627)
UZS	19,573,694,237	USD	1,378,429	JPMorgan Chase Bank, N.A.	4/4/25	110,116	—
UZS	9,422,051,685	USD	665,869	JPMorgan Chase Bank, N.A.	4/4/25	50,661	—
EGP	507,174,446	USD	9,444,589	Goldman Sachs International	4/8/25	368,410	—
EGP	94,320,192	USD	1,773,936	HSBC Bank USA, N.A.	4/8/25	51,006	—
TRY	261,370,000	USD	5,694,381	Standard Chartered Bank	4/8/25	1,204,356	—
TRY	234,960,000	USD	5,124,578	Standard Chartered Bank	4/8/25	1,077,080	—
USD	11,615,400	TRY	496,330,000	Standard Chartered Bank	4/8/25	—	(1,484,994)
KES	405,122,112	USD	2,976,455	Standard Chartered Bank	4/9/25	123,925	—
USD	2,774,809	KES	405,122,112	Standard Chartered Bank	4/9/25	—	(325,572)
ETB	41,752,000	USD	321,293	ICBC Standard Bank plc	4/11/25	—	(7,346)
KZT	1,808,025,384	USD	3,616,051	Bank of America, N.A.	4/11/25	—	(188,636)
USD	1,551,767	UYU	70,124,354	Goldman Sachs International	4/15/25	—	(50,502)
UYU	70,124,354	USD	1,653,486	Citibank, N.A.	4/15/25	—	(51,217)
UZS	17,433,106,209	USD	1,217,396	Standard Chartered Bank	4/15/25	104,491	—

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KES	404,705,891	USD	2,982,357	Standard Chartered Bank	4/16/25	$ 110,448	$ —
USD	2,774,809	KES	404,705,891	Standard Chartered Bank	4/16/25	—	(317,996)
UZS	100,794,050,000	USD	7,075,749	ICBC Standard Bank plc	4/17/25	563,028	—
KZT	1,840,000,000	USD	3,429,637	ICBC Standard Bank plc	4/22/25	45,465	—
KZT	7,904,039,900	USD	14,784,269	JPMorgan Chase Bank, N.A.	4/24/25	133,581	—
UZS	47,844,185,047	USD	3,515,370	ICBC Standard Bank plc	4/25/25	102,871	—
KZT	4,844,894,594	USD	9,139,862	JPMorgan Chase Bank, N.A.	4/28/25	—	(8,050)
KZT	3,397,405,395	USD	6,439,053	JPMorgan Chase Bank, N.A.	4/28/25	—	(35,515)
MXN	370,809,000	USD	17,865,032	Standard Chartered Bank	4/28/25	—	(197,154)
USD	17,881,516	MXN	370,809,000	Goldman Sachs International	4/28/25	213,638	—
KZT	4,152,385,318	USD	7,807,437	JPMorgan Chase Bank, N.A.	4/30/25	13,852	—
KES	349,624,063	USD	2,561,348	Standard Chartered Bank	5/5/25	101,423	—
USD	1,131,469	KES	174,812,031	Standard Chartered Bank	5/5/25	—	(199,916)
USD	1,131,469	KES	174,812,032	Standard Chartered Bank	5/5/25	—	(199,916)
USD	31,570,660	OMR	12,155,468	Standard Chartered Bank	5/27/25	3,106	—
USD	32,165,703	OMR	12,386,082	Standard Chartered Bank	5/27/25	—	(751)
KZT	3,427,044,000	USD	6,593,005	JPMorgan Chase Bank, N.A.	5/30/25	—	(192,679)
KZT	3,427,045,000	USD	6,596,814	JPMorgan Chase Bank, N.A.	5/30/25	—	(196,486)
UZS	16,952,224,000	USD	1,181,957	JPMorgan Chase Bank, N.A.	6/9/25	86,838	—
USD	7,657,092	BHD	2,927,000	Standard Chartered Bank	6/13/25	—	(92,533)
EGP	271,435,099	USD	4,917,303	Societe Generale	6/18/25	185,521	—
EGP	225,872,000	USD	4,069,766	Societe Generale	6/18/25	176,498	—
EGP	172,186,615	USD	3,193,076	Societe Generale	6/18/25	43,934	—
EGP	770,420,817	USD	14,495,218	Societe Generale	6/18/25	—	(11,749)
USD	35,111,769	BHD	13,422,878	Standard Chartered Bank	6/18/25	—	(424,618)
USD	11,380,379	SAR	42,945,000	Standard Chartered Bank	6/18/25	—	(45,698)
UZS	28,327,715,000	USD	1,978,883	Standard Chartered Bank	6/23/25	134,303	—
UZS	54,515,157,000	USD	3,829,656	ICBC Standard Bank plc	6/26/25	234,176	—
UZS	43,221,434,000	USD	3,028,832	ICBC Standard Bank plc	6/27/25	192,349	—
UZS	43,433,385,275	USD	3,028,827	ICBC Standard Bank plc	6/30/25	205,860	—
UZS	109,007,336,242	USD	7,659,313	ICBC Standard Bank plc	7/1/25	457,059	—
EGP	233,095,228	USD	4,257,447	HSBC Bank USA, N.A.	7/8/25	89,595	—
EGP	400,930,000	USD	7,488,420	Citibank, N.A.	7/10/25	—	(17,362)
EGP	54,031,586	USD	994,141	Standard Chartered Bank	7/10/25	12,700	—
USD	9,625,617	EGP	555,398,109	Standard Chartered Bank	7/10/25	—	(723,849)
UZS	32,684,590,000	USD	2,281,647	Deutsche Bank AG	7/10/25	146,800	—
MXN	714,002,000	USD	33,406,370	Standard Chartered Bank	7/22/25	202,691	—
USD	33,482,708	MXN	714,002,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(126,353)
EGP	421,271,261	USD	7,673,429	Citibank, N.A.	7/24/25	133,045	—
EGP	267,430,000	USD	4,854,420	Citibank, N.A.	7/29/25	91,442	—
UZS	71,500,000,000	USD	5,000,000	Deutsche Bank AG	8/21/25	263,126	—
USD	5,793,419	ARS	8,099,200,000	Goldman Sachs International	8/26/25	—	(1,088,889)
USD	5,752,275	ARS	8,099,203,000	Goldman Sachs International	8/26/25	—	(1,130,036)
UZS	24,959,128,000	USD	1,757,685	ICBC Standard Bank plc	8/29/25	76,176	—

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	24,959,125,000	USD	1,757,685	JPMorgan Chase Bank, N.A.	8/29/25	$ 76,176	$ —
UZS	25,003,069,000	USD	1,757,685	JPMorgan Chase Bank, N.A.	9/4/25	76,871	—
UZS	67,068,991,000	USD	4,706,596	Citibank, N.A.	9/8/25	209,951	—
EGP	148,476,802	USD	2,659,445	Goldman Sachs International	9/11/25	37,234	—
USD	3,197,575	NGN	6,251,259,000	Goldman Sachs International	10/7/25	—	(633,466)
NGN	834,600,000	USD	439,263	JPMorgan Chase Bank, N.A.	10/9/25	71,807	—
USD	3,103,445	NGN	6,023,942,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(583,865)
EGP	518,040,000	USD	9,072,504	JPMorgan Chase Bank, N.A.	10/15/25	206,739	—
USD	4,629,573	NGN	9,073,962,235	JPMorgan Chase Bank, N.A.	10/15/25	—	(913,618)
EGP	520,815,000	USD	9,125,898	Standard Chartered Bank	10/23/25	172,926	—
MXN	190,675,400	USD	8,943,122	Bank of America, N.A.	10/24/25	—	(79,945)
USD	8,941,402	MXN	190,675,400	UBS AG	10/24/25	78,226	—
EGP	170,845,059	USD	3,061,739	Goldman Sachs International	10/27/25	—	(16,326)
EGP	1,000,000,000	USD	17,860,970	HSBC Bank USA, N.A.	10/27/25	—	(35,382)
USD	51,259,918	HKD	396,900,000	JPMorgan Chase Bank, N.A.	12/9/25	51,637	—
USD	17,009,983	HKD	131,710,000	JPMorgan Chase Bank, N.A.	12/9/25	16,678	—
UZS	192,939,772,793	USD	12,585,765	Deutsche Bank AG	1/20/26	1,132,641	—
UZS	41,580,552,833	USD	2,711,657	Deutsche Bank AG	1/20/26	244,804	—
UZS	53,922,250,000	USD	3,359,642	Standard Chartered Bank	3/25/26	412,662	—
UZS	30,180,370,000	USD	1,874,557	Deutsche Bank AG	10/5/26	126,908	—
UZS	133,280,602,632	USD	8,278,298	Deutsche Bank AG	10/7/26	555,701	—
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	—	(9,878)
UZS	64,538,403,000	USD	3,598,461	Deutsche Bank AG	10/25/27	219,551	—
UZS	67,696,635,000	USD	3,786,589	Deutsche Bank AG	11/8/27	201,278	—
						$44,819,698	$(38,133,525)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
LME Copper	249	Long	7/14/25	$ 56,839,541	$(1,270,977)
WTI Crude Oil	485	Long	3/20/25	34,910,300	(2,346,514)
LME Copper	(249)	Short	7/14/25	(56,839,541)	65,413
Equity Futures
FTSE KLCI Index	1,086	Long	2/28/25	18,935,464	(209,095)
Nikkei 225 Index	92	Long	3/13/25	23,368,247	90,930
S&P/TSX 60 Index	(301)	Short	3/20/25	(63,888,588)	(558,122)
STOXX Europe 600 Index	(2,412)	Short	3/21/25	(67,559,661)	(2,489,401)
Interest Rate Futures
Euro-Buxl	25	Long	3/6/25	3,343,541	(174,613)
U.S. 5-Year Treasury Note	5,151	Long	3/31/25	548,018,109	(3,635,519)

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. 10-Year Treasury Note	2,689	Long	3/20/25	$292,680,844	$ (326,557)
Euro-Bobl	(92)	Short	3/6/25	(11,207,617)	(29,489)
Euro-Bund	(573)	Short	3/6/25	(78,773,917)	2,573,456
Euro-Schatz	(163)	Short	3/6/25	(18,062,017)	104,718
Japan 10-Year Bond	(4)	Short	3/13/25	(3,627,970)	42,391
U.S. 2-Year Treasury Note	(7)	Short	3/31/25	(1,439,375)	487
U.S. Long Treasury Bond	(130)	Short	3/20/25	(14,807,813)	204,438
U.S. Ultra 10-Year Treasury Note	(273)	Short	3/20/25	(30,405,375)	58,902
U.S. Ultra-Long Treasury Bond	(481)	Short	3/20/25	(56,983,469)	1,756,541
					$(6,143,011)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 926,608
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	919,645
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	919,645
EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	1,051,434
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(755,965)
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(760,348)
EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(762,900)
EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,016,763)
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(1,736,748)
EUR	7,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	1,056,919
USD	57,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	11/8/29	(41,714)

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	38,470	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	11/8/29	$ (52,601)
USD	41,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	11/8/29	(62,934)
USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,894,014)
USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(687,531)
USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	1,059,558
USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	527,811
USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	700,701
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	463,416
USD	10,710	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	260,472
							$114,691
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	34,436,000	Receives	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/17/25	$ 37,838	$(33,668)	$ 4,170
COP	34,436,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(36,376)	—	(36,376)
CZK	753,484	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	12/20/33	1,155,181	—	1,155,181
CZK	642,816	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	12/20/33	1,063,610	—	1,063,610
CZK	325,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.41% (pays annually)	3/20/34	(31,689)	—	(31,689)
CZK	650,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.43% (pays annually)	3/20/34	(32,946)	—	(32,946)
CZK	325,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.45% (pays annually)	3/20/34	20,095	—	20,095
CZK	325,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.47% (pays annually)	3/20/34	33,553	—	33,553
CZK	311,610	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	6/19/34	769,657	—	769,657
CZK	109,980	Pays	6-month CZK PRIBOR (pays semi-annually)	4.27% (pays annually)	6/19/34	333,404	20	333,424

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	167,141	Pays	6-month CZK PRIBOR (pays semi-annually)	3.49% (pays annually)	12/18/34	$ (107,009)	$ —	$ (107,009)
CZK	241,331	Pays	6-month CZK PRIBOR (pays semi-annually)	3.49% (pays annually)	12/18/34	(150,405)	—	(150,405)
CZK	146,828	Pays	6-month CZK PRIBOR (pays semi-annually)	3.51% (pays annually)	12/18/34	(85,267)	—	(85,267)
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(45,689)	—	(45,689)
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	177,826	—	177,826
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	71,788	—	71,788
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	89,294	—	89,294
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	39,305	—	39,305
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	83,716	—	83,716
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	73,878	—	73,878
EUR	2,700	Receives	1-day Euro Short-Term Rate (pays annually)	0.83% (pays annually)	3/17/52	877,593	(1,497)	876,096
EUR	2,702	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	858,907	643	859,550
EUR	3,019	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	950,771	(105)	950,666
EUR	970	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	214,445	33	214,478
GBP	21,500	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	389,595	—	389,595
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.73% (pays annually)	3/20/29	(447,025)	—	(447,025)
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(421,422)	—	(421,422)
GBP	17,933	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(424,793)	—	(424,793)
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.77% (pays annually)	3/20/29	(409,132)	—	(409,132)
GBP	17,799	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	(348,619)	—	(348,619)
GBP	8,919	Pays	1-day Sterling Overnight Index Average (pays annually)	4.03% (pays annually)	6/20/29	(30,743)	—	(30,743)
GBP	8,919	Pays	1-day Sterling Overnight Index Average (pays annually)	4.05% (pays annually)	6/20/29	(19,286)	—	(19,286)

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
GBP	9,262	Pays	1-day Sterling Overnight Index Average (pays annually)	4.13% (pays annually)	6/20/29	$ 19,036	$ —	$ 19,036
GBP	9,031	Pays	1-day Sterling Overnight Index Average (pays annually)	4.14% (pays annually)	6/20/29	27,184	—	27,184
GBP	13,582	Pays	1-day Sterling Overnight Index Average (pays annually)	3.78% (pays annually)	12/18/29	(138,078)	—	(138,078)
GBP	13,608	Pays	1-day Sterling Overnight Index Average (pays annually)	3.81% (pays annually)	12/18/29	(119,826)	—	(119,826)
INR	8,244,630	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(654,269)	—	(654,269)
INR	3,585,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(280,993)	—	(280,993)
INR	3,595,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	12/18/29	(277,037)	—	(277,037)
INR	2,791,710	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	12/18/29	(210,905)	—	(210,905)
INR	2,300,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	(152,924)	—	(152,924)
INR	3,915,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	(255,033)	—	(255,033)
INR	4,249,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	3/19/30	(272,709)	—	(272,709)
INR	523,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.06% (pays semi-annually)	3/19/30	(1,500)	—	(1,500)
INR	1,319,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	275	—	275
INR	1,286,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	3,977	—	3,977
INR	1,021,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	7,574	—	7,574
INR	1,824,500	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.15% (pays semi-annually)	3/19/30	71,395	—	71,395
INR	1,028,620	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.16% (pays semi-annually)	3/19/30	42,722	—	42,722
INR	1,183,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	55,999	—	55,999
INR	1,054,318	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	50,376	—	50,376
INR	2,186,840	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	106,590	—	106,590
INR	1,062,800	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	53,845	—	53,845
INR	1,066,903	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	53,797	—	53,797
INR	797,122	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.18% (pays semi-annually)	3/19/30	42,684	—	42,684
INR	1,751,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	157,288	—	157,288

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	2,095,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	$ 190,704	$ —	$ 190,704
KRW	25,922,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	(7,058)	—	(7,058)
KRW	52,869,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	(14,394)	—	(14,394)
KRW	21,147,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.61% (pays quarterly)	3/19/30	1,102	—	1,102
KRW	20,235,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.71% (pays quarterly)	3/19/30	66,688	—	66,688
KRW	26,606,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.72% (pays quarterly)	3/19/30	94,156	—	94,156
KRW	53,381,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.73% (pays quarterly)	3/19/30	201,896	—	201,896
KRW	13,642,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(7,041)	—	(7,041)
KRW	27,970,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(23,048)	—	(23,048)
KRW	11,154,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(16,059)	—	(16,059)
KRW	10,659,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(75,732)	—	(75,732)
KRW	14,157,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(101,020)	—	(101,020)
KRW	28,310,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(223,803)	—	(223,803)
MXN	1,378,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.55% (pays monthly)	12/12/25	129,326	—	129,326
MXN	903,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	12/12/25	94,493	—	94,493
MXN	1,598,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	12/15/25	177,507	—	177,507
MXN	1,964,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.06% (pays monthly)	6/5/26	297,516	—	297,516
MXN	1,262,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.00% (pays monthly)	6/22/26	138,784	—	138,784

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	1,193,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.04% (pays monthly)	7/6/26	$ 195,137	$ —	$ 195,137
MXN	1,086,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.99% (pays monthly)	7/20/26	130,575	—	130,575
MXN	1,756,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.56% (pays monthly)	10/16/26	719,069	(7,244)	711,825
MXN	903,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/16/26	374,735	(3,721)	371,014
MXN	1,798,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.54% (pays monthly)	10/19/26	725,916	(8,099)	717,817
MXN	1,598,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/19/26	662,886	(7,192)	655,694
MXN	1,378,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.55% (pays monthly)	11/13/26	605,288	(5,805)	599,483
MXN	893,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.06% (pays monthly)	1/8/27	254,524	—	254,524
MXN	896,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.07% (pays monthly)	1/8/27	266,605	—	266,605
MXN	874,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.02% (pays monthly)	1/11/27	225,706	—	225,706
TWD	339,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	246,854	—	246,854
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	319,714	—	319,714
TWD	458,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	295,857	—	295,857
TWD	1,079,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	679,865	—	679,865
TWD	372,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	225,994	—	225,994
TWD	1,486,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	884,520	—	884,520
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	262,707	—	262,707
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	259,857	—	259,857
TWD	2,187,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	6/19/29	599,861	—	599,861
TWD	829,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.95% (pays quarterly)	6/19/29	(124,227)	—	(124,227)
TWD	1,467,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(85,880)	—	(85,880)

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	1,514,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	$ (104,617)	$ —	$ (104,617)
TWD	760,765	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	281,773	—	281,773
TWD	825,310	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	304,460	—	304,460
TWD	760,765	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	270,527	—	270,527
TWD	790,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(18,710)	—	(18,710)
TWD	934,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(29,677)	—	(29,677)
TWD	855,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(29,714)	—	(29,714)
USD	4,270	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	377,898	1,936	379,834
USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(483,036)	(2,334)	(485,370)
ZAR	252,605	Pays	3-month ZAR JIBAR (pays quarterly)	9.12% (pays quarterly)	9/18/34	363,988	—	363,988
ZAR	252,605	Pays	3-month ZAR JIBAR (pays quarterly)	9.12% (pays quarterly)	9/18/34	363,988	—	363,988
ZAR	252,605	Pays	3-month ZAR JIBAR (pays quarterly)	9.13% (pays quarterly)	9/18/34	368,552	—	368,552
ZAR	383,196	Pays	3-month ZAR JIBAR (pays quarterly)	9.14% (pays quarterly)	9/18/34	572,931	—	572,931
ZAR	472,286	Pays	3-month ZAR JIBAR (pays quarterly)	9.30% (pays quarterly)	9/18/34	979,153	—	979,153
ZAR	220,618	Pays	3-month ZAR JIBAR (pays quarterly)	9.46% (pays quarterly)	9/18/34	588,913	—	588,913
ZAR	301,626	Pays	3-month ZAR JIBAR (pays quarterly)	9.52% (pays quarterly)	9/18/34	865,089	—	865,089
ZAR	730,366	Pays	3-month ZAR JIBAR (pays quarterly)	9.55% (pays quarterly)	9/18/34	2,176,029	—	2,176,029
ZAR	183,130	Pays	3-month ZAR JIBAR (pays quarterly)	9.59% (pays quarterly)	9/18/34	574,857	—	574,857
ZAR	366,260	Pays	3-month ZAR JIBAR (pays quarterly)	9.60% (pays quarterly)	9/18/34	1,162,947	—	1,162,947
ZAR	161,549	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	12/18/34	(218,516)	—	(218,516)
ZAR	2,252,139	Pays	3-month ZAR JIBAR (pays quarterly)	8.40% (pays quarterly)	12/18/34	(3,016,578)	—	(3,016,578)
ZAR	816,512	Pays	3-month ZAR JIBAR (pays quarterly)	8.44% (pays quarterly)	12/18/34	(957,700)	—	(957,700)
Total						$16,021,660	$(67,033)	$15,954,627

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	90,215	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	$ (58,817)
Bank of America, N.A.	MYR	81,633	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(59,194)
Bank of America, N.A.	MYR	311,081	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(209,309)
BNP Paribas	MYR	86,300	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(87,181)
BNP Paribas	MYR	83,274	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(56,031)
Citibank, N.A.	MYR	90,845	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(61,125)
JPMorgan Chase Bank, N.A.	MYR	146,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.65% (pays quarterly)	3/20/29	(169,767)
JPMorgan Chase Bank, N.A.	MYR	28,326	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(19,059)
JPMorgan Chase Bank, N.A.	MYR	75,704	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	12/18/29	(55,685)
JPMorgan Chase Bank, N.A.	MYR	96,522	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	12/18/29	(74,024)
Standard Chartered Bank	MYR	195,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	3/20/29	(221,492)
Total							$(1,071,684)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$12,213	1.00% (pays quarterly)(1)	12/20/29	$ (475,052)	$ 463,807	$ (11,245)
Finland	12,801	0.25% (pays quarterly)(1)	12/20/29	(35,276)	20,448	(14,828)
Germany	60,444	0.25% (pays quarterly)(1)	12/20/29	(323,343)	396,230	72,887
Hungary	13,438	1.00% (pays quarterly)(1)	12/20/29	100,255	(169,226)	(68,971)
Malaysia	350,200	1.00% (pays quarterly)(1)	12/20/29	(8,640,962)	9,314,683	673,721
Poland	33,650	1.00% (pays quarterly)(1)	6/20/29	(531,541)	339,579	(191,962)
Poland	28,299	1.00% (pays quarterly)(1)	12/20/29	(427,592)	338,179	(89,413)
Qatar	20,242	1.00% (pays quarterly)(1)	12/20/29	(563,869)	516,074	(47,795)
Romania	13,120	1.00% (pays quarterly)(1)	12/20/29	571,200	(321,682)	249,518
Saudi Arabia	132,151	1.00% (pays quarterly)(1)	12/20/29	(2,354,799)	2,341,091	(13,708)

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	$538,075	1.00% (pays quarterly)(1)	12/20/29	$20,696,240	$(21,877,531)	$(1,181,291)
South Africa	9,464	1.00% (pays quarterly)(1)	6/20/31	684,789	(920,949)	(236,160)
Sweden	28,185	0.25% (pays quarterly)(1)	12/20/29	(192,399)	146,245	(46,154)
Turkey	148,550	1.00% (pays quarterly)(1)	12/20/29	9,257,819	(10,964,722)	(1,706,903)
United Kingdom	59,267	1.00% (pays quarterly)(1)	12/20/29	(2,093,843)	2,052,114	(41,729)
Total				$15,671,627	$(18,325,660)	$(2,654,033)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Barclays Bank PLC	$ 1,100	1.00% (pays quarterly)(1)	2.17%	6/20/27	$ (27,310)	$ 72,290	$ 44,980
Benin	Barclays Bank PLC	1,100	1.00% (pays quarterly)(1)	2.17	6/20/27	(27,310)	70,685	43,375
Benin	Barclays Bank PLC	18,400	1.00% (pays quarterly)(1)	2.39	12/20/27	(656,518)	1,429,754	773,236
Ivory Coast	Barclays Bank PLC	18,000	1.00% (pays quarterly)(1)	1.04	6/20/25	18,745	102,660	121,405
Ivory Coast	Barclays Bank PLC	14,668	1.00% (pays quarterly)(1)	1.04	6/20/25	15,275	97,572	112,847
Ivory Coast	Barclays Bank PLC	6,486	1.00% (pays quarterly)(1)	2.23	6/20/27	(170,202)	400,534	230,332
Ivory Coast	Deutsche Bank AG	15,100	1.00% (pays quarterly)(1)	2.23	6/20/27	(395,405)	933,987	538,582
Ivory Coast	Deutsche Bank AG	16,821	1.00% (pays quarterly)(1)	2.23	6/20/27	(441,406)	1,039,202	597,796
Panama	Bank of America, N.A.	7,792	1.00% (pays quarterly)(1)	1.95	12/20/29	(307,160)	271,826	(35,334)
Panama	Citibank, N.A.	23,379	1.00% (pays quarterly)(1)	1.95	12/20/29	(921,599)	638,158	(283,441)
Panama	Goldman Sachs International	8,302	1.00% (pays quarterly)(1)	1.95	12/20/29	(327,264)	397,445	70,181
Panama	Goldman Sachs International	11,810	1.00% (pays quarterly)(1)	1.95	12/20/29	(465,550)	320,378	(145,172)
Panama	Goldman Sachs International	11,913	1.00% (pays quarterly)(1)	1.95	12/20/29	(469,610)	395,916	(73,694)
Panama	Goldman Sachs International	11,913	1.00% (pays quarterly)(1)	1.95	12/20/29	(469,610)	406,705	(62,905)

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Panama	Goldman Sachs International	$ 23,377	1.00% (pays quarterly)(1)	1.95%	12/20/29	$ (921,520)	$ 781,304	$ (140,216)
Panama	Goldman Sachs International	23,380	1.00% (pays quarterly)(1)	1.95	12/20/29	(921,639)	671,950	(249,689)
Panama	Goldman Sachs International	23,400	1.00% (pays quarterly)(1)	1.95	12/20/29	(922,427)	729,741	(192,686)
Panama	Goldman Sachs International	23,610	1.00% (pays quarterly)(1)	1.95	12/20/29	(930,705)	766,839	(163,866)
Panama	Goldman Sachs International	38,960	1.00% (pays quarterly)(1)	1.95	12/20/29	(1,535,801)	1,317,282	(218,519)
Panama	Goldman Sachs International	47,654	1.00% (pays quarterly)(1)	1.95	12/20/29	(1,878,519)	1,959,081	80,562
Panama	JPMorgan Chase Bank, N.A.	9,840	1.00% (pays quarterly)(1)	1.95	12/20/29	(387,892)	311,700	(76,192)
Panama	JPMorgan Chase Bank, N.A.	15,580	1.00% (pays quarterly)(1)	1.95	12/20/29	(614,163)	507,863	(106,300)
Panama	JPMorgan Chase Bank, N.A.	23,380	1.00% (pays quarterly)(1)	1.95	12/20/29	(921,639)	757,295	(164,344)
Petroleos Mexicanos	Bank of America, N.A.	63,175	1.00% (pays quarterly)(1)	2.80	3/20/25	(73,875)	135,710	61,835
Petroleos Mexicanos	Deutsche Bank AG	74,209	4.00% (pays monthly)	4.51	7/6/26	211,495	—	211,495
Petroleos Mexicanos	Deutsche Bank AG	88,392	4.20% (pays monthly)	4.51	7/6/26	389,310	—	389,310
Total		$621,741				$(13,152,299)	$14,515,877	$1,363,578
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$12,840	1.00% (pays quarterly)(1)	12/20/29	$(411,503)	$ 401,039	$ (10,464)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(346,731)	(299,614)	(646,345)
Saudi Arabia	Barclays Bank PLC	57,200	1.00% (pays quarterly)(1)	12/20/34	(114,511)	228,611	114,100
Total					$(872,745)	$330,036	$(542,709)

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $621,741,000.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	27,305	Return on PEN 102,871,478 Government of Peru, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/19/25	$ 523,962
BNP Paribas	USD	217,500	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	2/26/25	48,937
Citibank, N.A.	USD	82,400	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	2/18/25	(51,140)
Citibank, N.A.	USD	26,000	Excess Return on Citi Commodities F6 vs F0 Carry Index (pays upon termination)	Excess Return on Citi Commodities Index + 0.20% (pays upon termination)	2/14/25	(195,457)
Citibank, N.A.	KRW	39,960,692	Positive Return on KOSPI 200 Index Futures 3/2025 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 3/2025 (pays upon termination)	3/25/25	(72,648)
Citibank, N.A.	USD	67,896	Return on EGP 3,450,499,623 Egypt Treasury Bills, 0.00%, 3/18/25 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	3/18/25	3,327,160
Citibank, N.A.	USD	31,732	Return on PEN 120,105,278 Government of Peru, 5.35%, 8/12/40 (pays upon termination)	SOFR + 0.80% on Notional Amount (pays upon termination)	4/15/25	925,971
Citibank, N.A.	USD	19,504	Return on PEN 73,824,304 Government of Peru, 5.40%, 8/12/34 (pays upon termination)	SOFR + 0.80% on Notional Amount (pays upon termination)	4/15/25	387,315

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	36,300	Excess Return on USD - SOFR Compounded Index minus 1.20% plus Negative Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	2/7/25	$ (614,247)
						$4,279,853
Abbreviations:
ADR	– American Depositary Receipt
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
FTSE	– Financial Times Stock Exchange
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate

LME	– London Metal Exchange
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
TLREF	– Turkish Lira Overnight Reference Rate
WTI	– West Texas Intermediate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
ETB	– Ethiopian Birr
EUR	– Euro
GBP	– British Pound Sterling
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen

KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

VND	– Viet Nam Dong

ZAR	– South African Rand

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2025 were $13,181,833 or 0.4% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio entered into forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At January 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Bank of America	1/9/25	On Demand(1)	4.95%	USD	33,979,653	$34,082,441
Barclays Bank plc	12/19/24	On Demand(1)	4.75	USD	15,650,000	15,738,792
Barclays Bank PLC	12/19/24	On Demand(1)	4.90	USD	15,600,000	15,691,304
Barclays Bank PLC	12/19/24	On Demand(1)	5.00	USD	7,030,420	7,072,407
Barclays Bank PLC	1/29/25	On Demand(1)	2.74	USD	273,340	273,403
Barclays Capital, Inc.	12/19/24	On Demand(1)	4.80	USD	13,956,105	14,036,120
JP Morgan Chase Bank, NA	1/8/25	On Demand(1)	5.15	USD	4,093,736	4,106,620
JP Morgan Chase Bank, NA	1/8/25	On Demand(1)	5.40	USD	8,215,889	8,243,002
JP Morgan Chase Bank, NA	1/8/25	On Demand(1)	5.50	USD	7,030,491	7,054,121
JP Morgan Chase Bank, NA	1/8/25	On Demand(1)	5.85	USD	11,582,056	11,623,462
JP Morgan Chase Bank, NA	1/14/25	On Demand(1)	4.40	NZD	166,090,721	93,883,326
Nomura International PLC	12/19/24	On Demand(1)	4.75	USD	20,878,125	20,996,579
Nomura International PLC	12/19/24	On Demand(1)	5.20	USD	21,106,077	21,237,169
Total						$254,038,746
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

At January 31, 2025, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2025, the underlying collateral for all open reverse repurchase agreements was comprised of Sovereign Government Bonds having an aggregate market value of $288,572,992.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2025.
Restricted Securities
At January 31, 2025, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$ 8,764,919
PartnerRe ILS Fund SAC Ltd.	1/2/24	13,000	13,000,000	15,278,900
Total Restricted Securities			$21,600,000	$24,043,819
Affiliated Investments
At January 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $225,089,948, which represents 6.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$67,554,521	$701,683,785	$(544,148,358)	$ —	$ —	$225,089,948	$1,007,492	225,089,948
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

At January 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 39,864,652	$ —	$ 39,864,652
Common Stocks	23,417,538	274,321,245*	—	297,738,783
Convertible Bonds	—	75,749	—	75,749
Foreign Corporate Bonds	—	193,737,544	0	193,737,544
Insurance Linked Securities	—	—	63,307,123	63,307,123
Loan Participation Notes	—	—	37,994,321	37,994,321
Rights	8,656	—	—	8,656
Senior Floating-Rate Loans	—	27,497,254	—	27,497,254
Sovereign Government Bonds	—	1,978,805,582	—	1,978,805,582
Sovereign Loans	—	104,606,804	—	104,606,804
U.S. Government Guaranteed Small Business Administration Loans	—	4,874,324	—	4,874,324
Short-Term Investments:
Affiliated Fund	225,089,948	—	—	225,089,948
Repurchase Agreements	—	492,465,918	—	492,465,918
Sovereign Government Securities	—	263,647,079	—	263,647,079
U.S. Treasury Obligations	—	76,826,667	—	76,826,667
Purchased Currency Options	—	4,781,304	—	4,781,304
Purchased Put Options	2,929,430	—	—	2,929,430
Total Investments	$ 251,445,572	$3,461,504,122	$101,301,444	$3,814,251,138
Forward Foreign Currency Exchange Contracts	$ —	$ 60,822,242	$ —	$ 60,822,242
Futures Contracts	4,806,346	90,930	—	4,897,276
Swap Contracts	—	71,556,827	—	71,556,827
Total	$ 256,251,918	$3,593,974,121	$101,301,444	$3,951,527,483
Liability Description
Securities Sold Short	$(213,832,466)	$ (488,359,703)	$ —	$ (702,192,169)
Written Currency Options	—	(1,859,657)	—	(1,859,657)
Forward Foreign Currency Exchange Contracts	—	(46,419,375)	—	(46,419,375)
Futures Contracts	(10,831,192)	(209,095)	—	(11,040,287)
Swap Contracts	—	(50,565,724)	—	(50,565,724)
Total	$(224,663,658)	$ (587,413,554)	$ —	$ (812,077,212)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Absolute Return Advantage Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$57,010,655	$38,362,690	$95,373,345
Realized gains (losses)	—	—	—	—
Change in net unrealized appreciation (depreciation)	—	(3,957,339)	(593,905)	(4,551,244)
Cost of purchases	—	23,000,000	—	23,000,000
Proceeds from sales, including return of capital	—	(12,746,193)	—	(12,746,193)
Accrued discount (premium)	—	—	225,536	225,536
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of January 31, 2025	$0	$ 63,307,123	$37,994,321	$101,301,444
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2025	$ —	$ (1,877,275)	$ (593,905)	$ (2,471,180)
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2025:
Type of Investment	Fair Value as of January 31, 2025	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Insurance Linked Securities***	42,240,219	Adjusted Net Asset Value	Adjustment to Net Asset Value	N/A	Increase
Loan Participation Notes	37,994,321	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.42% - 5.41%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.09% based on relative principal amounts.
***	The Portfolio’s investments in Reinsurance Sidecars of $21,066,904 were primarily valued on the basis of broker quotations.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.